                                                      1933 Act File No. 33-31072
                                                      1940 Act File No. 811-5876


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /X/

                         Pre-Effective Amendment No.                         / /

                       Post-Effective Amendment No. 22                       /X/

                                     and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT           /X/
                                     OF 1940

                                Amendment No. 22                             /X/


                          LORD ABBETT SERIES FUND, INC.
                          -----------------------------
                Exact Name of Registrant as Specified in Charter

              90 Hudson Street, Jersey City, New Jersey 07302-3973
              ----------------------------------------------------
                      Address of Principal Executive Office

                  Registrant's Telephone Number (201) 395-2000
                  --------------------------------------------

           Christina T. Simmons, Vice President & Assistant Secretary
              90 Hudson Street, Jersey City, New Jersey 07302-3973
              ----------------------------------------------------
                      Name and Address of Agent for Service


It is proposed that this filing will become effective (check appropriate box)

/ /  immediately upon filing pursuant to paragraph (b)

/X/  on April 30, 2003 pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a) (1)

/ /  on (date) pursuant to paragraph (a) (1)

/ /  75 days after filing pursuant to paragraph (a) (2)

/ /  on (date) pursuant to paragraph (a) (2) of rule 485

If appropriate, check the following box:

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

LORD ABBETT                                                       [GRAPHIC]


                                                                 MAY 1,
                                                                 2003



LORD ABBETT SERIES FUND -                                         PROSPECTUS
  ALL VALUE PORTFOLIO





--------------------------------------------------------------------------------
SERVES AS AN UNDERLYING INVESTMENT VEHICLE FOR VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES.


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                                                 PAGE
                              THE FUND

            What you should know   Goal                                            2
                  about the Fund   Principal Strategy                              2
                                   Main Risks                                      2
                                   Performance                                     4
                                   Fees and Expenses                               4
                                   Additional Investment Information               5
                                   Management                                      6

                             YOUR INVESTMENT

        Information for managing   Purchases and Redemptions                       7
               your Fund account   Conflicts of Interest                           7
                                   Distributions and Taxes                         7
                                   Services Agreement and Administrative Services  8

                       ADDITIONAL INFORMATION

How to learn more about the Fund   Back Cover
     and other Lord Abbett Funds

                                    THE FUND

GOAL

     The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

PRINCIPAL STRATEGY

     To pursue this goal, the Fund primarily purchases equity securities of U.S. and multinational companies that we believe are undervalued in all market capitalization ranges. Under normal circumstances, the Fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations of at least $5 billion at the time of purchase. This market capitalization threshold may vary in response to changes in the markets. The Fund will invest the remainder of its assets in mid-sized and small company securities. Equity securities may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.


     In selecting investments, the Fund attempts to invest in securities selling at reasonable prices in relation to our assessment of their potential value. While there is the risk that an investment may never reach what we think is its full value, or may go down in value, our emphasis on large, seasoned company value stocks may limit the Fund's downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and less volatile than mid-sized or small-company stocks. Although smaller companies may present greater risks than larger companies as outlined below, they also may present higher potential for attractive long-term returns.

     We generally sell a stock when we think it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached our valuation target.


MAIN RISKS


     The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.


     Investments in mid-sized or small-company stocks generally involve greater risks than investments in large-company stocks. Mid-sized or small companies may be less able to weather economic shifts or other adverse developments than larger, more established companies. They may have less experienced management and unproven track records. They may rely on limited product lines and have more limited financial resources. These

[SIDENOTE]


WE OR THE FUND OR ALL VALUE PORTFOLIO refers to All Value Portfolio, a portfolio or series of Lord Abbett Series Fund, Inc. (the "Company").


ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

VALUE STOCKS are stocks of companies that we believe the market undervalues according to certain financial measurements of their intrinsic worth or business prospects.

2 - The Fund

                                                            ALL VALUE PORTFOLIO

     factors may make them more susceptible to setbacks or economic downturns. Mid-sized or small-company stocks tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies. In addition, there may be less liquidity in mid-sized or small-company stocks, subjecting them to greater price fluctuations than larger company stocks.


     Due to its investments in multinational companies, the Fund may experience increased market, liquidity, currency, political, information, and other risks.


     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

                                                                   The Fund - 3

                                                            ALL VALUE PORTFOLIO

PERFORMANCE

     The Fund does not show any performance because it has not completed a full calendar year of operations.


FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     The purpose of the fee table below is to help variable contract owners investing in the Fund to understand the various Fund expenses. The fee table, including the example below, shows only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges, applicable to the various insurance products that invest in the Fund are not reflected in this fee table. If such fees and expenses were reflected in the table, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.



-------------------------------------------------------------------------------
Fee Table
-------------------------------------------------------------------------------
SHAREHOLDER FEES (Fees paid directly from your investment)
-------------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a% of offering price)                N/A
-------------------------------------------------------------------------------
Maximum Deferred Sales Charge                                              N/A
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (Expenses
deducted from Fund assets) (as a % of average net assets)
-------------------------------------------------------------------------------
Management Fees (See "Management")                                       0.75%
-------------------------------------------------------------------------------
Other Expenses(1)(2)                                                     0.58%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)                                  1.33%
-------------------------------------------------------------------------------
Expense Reimbursement(1)(2)                                              0.18%
-------------------------------------------------------------------------------
Net Expenses(2)                                                          1.15%
-------------------------------------------------------------------------------


(1) "Other Expenses," "Total Annual Fund Operating Expenses," and "Expense Reimbursement" are estimated for the current fiscal year.

(2) For the period ending December 31, 2003, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.


-------------------------------------------------------------------------------
Example
-------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. The example does not reflect variable contract expenses, fees and charges. If these expenses, fees and charges were included, your costs would be higher. Based on these assumptions your costs would be:


                                                   1 YEAR           3 YEARS
Class VC Shares                                     $117              $404
-------------------------------------------------------------------------------


[SIDENOTE]

OTHER EXPENSES include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain insurance companies for providing recordkeeping or other administrative services in connection with investments in the Fund.


4 - The Fund

ADDITIONAL INVESTMENT INFORMATION

     This section describes some investment techniques used by the Fund and some of the risks associated with those techniques.

     ADJUSTING INVESTMENT EXPOSURE. The Fund will be subject to the risks associated with investments. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. For example, the Fund may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivatives and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with the Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses.


     DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts ("ADRs") and similar depositary receipts. ADRs, typically issued by a financial institution (a Odepositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S., including increased market, liquidity, currency, political, information and other risks. Although the Fund may not invest more than 10% of its net assets in foreign securities, ADRs are not subject to this limitation.

     TEMPORARY DEFENSIVE INVESTMENTS. At times the Fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities. These investments could reduce the benefit from any upswing in the market and prevent the Fund from achieving its investment objective.


                                                                   The Fund - 5

MANAGEMENT


     The Fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $48 billion in more than 40 mutual fund portfolios and other advisory accounts as of February 28, 2003.

     Lord Abbett is entitled to a management fee equal to .75% of the Fund's average daily net assets. The fee is calculated daily and payable monthly. Lord Abbett may waive all or part of its management fee.

     In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund's average daily net assets. The Fund pays all expenses not expressly assumed by Lord Abbett. Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its OOther ExpensesO at an aggregate rate of .40% of its average daily net assets.

     INVESTMENT MANAGERS. Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments.

     The investment management team is headed by Robert G. Morris. The other senior members of the team are Robert P. Fetch, David G. Builder, Daniel
     H. Frascarelli, Howard Hansen, and Gerard S. E. Heffernan. Mr. Morris, Partner and Director of Equity Investments, joined Lord Abbett in 1991. Mr. Morris is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1971. Mr. Fetch, Partner and Small-Cap Value Senior Investment Manager, joined Lord Abbett in 1995. Mr. Fetch is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1983. Mr. Builder, Equity Analyst on the Mid-Cap Value Team, joined Lord Abbett in 1998 from Bear Stearns where he served as an Equity Analyst. Mr. Builder has been in the investment business since 1987. Mr. Frascarelli, Partner and Investment Manager, joined Lord Abbett in 1990. Mr. Frascarelli is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1983. Mr. Hansen, Partner and Investment Manager, joined Lord Abbett in 1995, is a holder of a Chartered Financial Analyst designation, and has been in the investment business since 1985. Mr. Heffernan, Research Analyst on the Small Cap Value team, joined Lord Abbett in 1998 from CL Capital Management where he served as Portfolio Manager and Equity Research Analyst. Mr. Heffernan is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1988.


6 - The Fund

                                    YOUR INVESTMENT

PURCHASES AND REDEMPTIONS

     This Prospectus offers, at net asset value ("NAV"), one class of shares named All Value Portfolio that is also referred to in this Prospectus as Class VC. These shares of the Fund are not offered directly to the public. Rather, these shares are currently offered only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. These insurance companies sell VARIABLE CONTRACTS that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares. In selecting broker/dealers to execute transactions for the Fund's portfolio, if two or more broker/dealers are considered capable of best execution, the Fund may prefer the broker/dealer which has sold Fund shares through the sale of such Variable Contracts.

CONFLICTS OF INTEREST

     As discussed above, shares offered by this Prospectus are currently available only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. Although the Fund does not currently anticipate any disadvantages to policy owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intends to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell its securities at disadvantageous prices.

DISTRIBUTIONS AND TAXES

     The Fund expects to pay its shareholders dividends from its net investment income annually and to distribute its net capital gains (if any) annually as Ocapital gains distributions.O

     The Fund intends to comply with the diversification requirements, contained in Section 817(h) of the Internal Revenue Code of 1986, as amended, and the Treasury regulations thereunder, that apply to investments by Variable Contracts. To satisfy these requirements, the Fund generally will not be permitted to invest more than 55% of the value of its total assets in the securities of a single issuer; more than 70% of the value of its total assets in the securities of any two issuers; more than 80% of the value of its total assets in the securities of any three issuers; or more than 90% of the value of its total assets in the securities of any four issuers. In the case of government securities, each U.S. Governmental agency or instrumentality is generally treated as a separate issuer. If the Fund fails to satisfy these diversification requirements on the last day of a quarter of a calendar year, the owner of a Variable Contract that holds shares in the Fund during the calendar quarter in which the failure occurs could become subject to current federal taxation at ordinary income rates with respect to income on the Variable Contract.


[SIDENOTE]

NAV per Class VC share is calculated, under normal circumstances, each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives the order in proper form. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board.

VARIABLE CONTRACTS include variable annuity contracts and variable life insurance policies.


SHORT-TERM OR EXCESSIVE TRADING. There is a significant risk that the Fund and its shareholders may be adversely affected by short-term or excessive trading activity in shares of the Fund, particularly activity such as exchanges in Variable Contract investment options or other activity initiated by Variable Contract owners designed to try to take advantage of short-term swings in the market. Accordingly, the Fund reserves the right to reject any purchase order, including those purchase orders with respect to shareholders or accounts whose trading the Fund determines has been or may be disruptive to the Fund's investment activities or that may otherwise adversely affect the Fund.


                                                            Your Investment - 7

     For information about the federal income tax treatment of distributions to the separate Variable Contract accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.

     Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES

     Certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value of the Class VC Shares held in the insurance company's separate account to service and maintain Variable Contract owners' accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners' inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxies, shareholder reports, annual and semi-annual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to do so under federal and state statutes, rules and regulations.


     The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund.

8 - Your Investment

TO OBTAIN INFORMATION:

BY TELEPHONE.  Call the Fund at:        ADDITIONAL INFORMATION
888-522-2388

                                        This Prospectus is intended for use in
BY MAIL.  Write to the Fund at:         connection with a Variable Contract
The Lord Abbett Family of Funds         Plan. More information on this Fund is
90 Hudson Street                        or will be available free upon request,
Jersey City, NJ 07302-3973              including:

VIA THE INTERNET.
LORD, ABBETT & CO. LLC
www.LordAbbett.com                      ANNUAL/SEMI-ANNUAL REPORT

                                        The Fund's Annual and Semi-Annual
Text only versions of Fund              Reports contain more information about
documents can be viewed                 the Fund's investments and performance.
online or downloaded from the           The Annual Report also includes details
SEC: www.sec.gov.                       about the market conditions and
                                        investment strategies that had a
                                        significant effect on the Fund's
You can also obtain copies by           performance during the last fiscal year.
visiting the SEC's Public Reference
Room in Washington, DC (phone
202-942-8090) or by sending your        STATEMENT OF ADDITIONAL INFORMATION
request and a duplicating fee to        ("SAI")
the SEC's Public Reference Section,
Washington, DC 20549-0102 or by
sending your request electronically     Provides more details about the Fund and
to publicinfo@sec.gov.                  its policies. A current SAI is on file
                                        with the Securities and Exchange
                                        Commission ("SEC") and is incorporated
                                        by reference (is legally considered part of this Prospectus).


[LORD ABBETT LOGO]

          Lord Abbett Mutual Fund shares are distributed by:
                    LORD ABBETT DISTRIBUTOR LLC
       90 Hudson Street - Jersey City, New Jersey 07302-3973


Lord Abbett Series Fund, Inc.                                       LASF-AVP-1
         All Value Portfolio                                            (5/03)


SEC FILE NUMBERS: 811-5876
-------------------------------------------------------------------------------

LORD ABBETT                                                            [GRAPHIC]

LORD ABBETT SERIES FUND -                                               MAY 1,
         AMERICA'S VALUE PORTFOLIO                                       2003

                                                                      PROSPECTUS

--------------------------------------------------------------------------------
Serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                                       PAGE
                              THE FUND

            What you should know    Goal                                                2
                  about the Fund    Principal Strategy                                  2
                                    Main Risks                                          3
                                    Performance                                         4
                                    Fees and Expenses                                   4
                                    Additional Investment Information                   5
                                    Management                                          6

                             YOUR INVESTMENT

        Information for managing    Purchases and Redemptions                           7
               your Fund account    Conflicts of Interest                               7
                                    Distributions and Taxes                             7
                                    Services Agreement and Administrative Services      8

                       ADDITIONAL INFORMATION

How to learn more about the Fund    Back Cover
     and other Lord Abbett Funds

                                    THE FUND

GOAL

     The Fund's investment objective is to seek current income and capital appreciation.

PRINCIPAL STRATEGY

     To pursue this goal, the Fund normally invests in equity securities of companies with market capitalizations greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold may vary in response to changes in the markets. The Fund generally uses a value approach to identify particular investments for the Fund. The mix of the Fund's investments at any time will depend on our judgments regarding the degree to which we believe specific securities are undervalued (that is, with the highest projected total return/yield potential) and is subject to change. Under normal circumstances, the Fund invests at least 65% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Fund invests under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. The Fund will provide shareholders with at least 60 days' notice of any change in this policy. The Fund may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

     In the case of equity securities, we focus on companies that we believe have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement. We look for such factors as:

     -    changes in economic and financial environments

     -    new or improved products or services

     -    new or rapidly expanding markets

     -    changes in management or structure of the company

     -    price increases for the company's products or services

     - improved efficiencies resulting from new technologies or changes in distribution

     -    changes in government regulations, political or competitive conditions


     The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

     The Fund may invest in various types of fixed income securities including investment grade debt securities, mortgage-related or other asset-backed securities, high yield debt securities (sometimes called "lower-rated bonds" or "junk bonds"), U.S. Government securities, and cash equivalents. In selecting investments for the Fund we seek unusual values, using fundamental, bottom-up research to identify undervalued securities that we believe will produce a high total return. It is expected that a significant portion of the Fund's assets (as much as 30%) may be invested in high yield debt securities. We attempt to reduce the risks associated with these securities through portfolio diversification, credit analysis and attention to current developments and trends in interest rates and economic conditions. Although the Fund may purchase securities with maturities of up to 30 years, during normal market conditions its average portfolio maturity is expected to be between 5 and 10 years.

[SIDENOTE]

WE OR THE FUND OR AMERICA'S VALUE PORTFOLIO refers to America's Value Portfolio, a portfolio or series of Lord Abbett Series Fund, Inc. (the "Company").

ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

VALUE STOCKS are stocks of companies that we believe the market undervalues according to certain financial measurements of their intrinsic worth or business prospects.

2 | The Fund

                                                       AMERICA'S VALUE PORTFOLIO

MAIN RISKS

     The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

     The value of the Fund's equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund's assessment of a company's value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

     The value of the Fund's fixed income holdings and, consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline. Longer-term fixed income securities are usually more sensitive to interest rate changes. This means that the longer the maturity of a security, the greater the effect a change in interest rates is likely to have on its price. High yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive. In times of economic uncertainty, these securities may decline in price, even when interest rates are falling.

     There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with junk bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. In addition, the market for high yield debt securities generally is less liquid than the market for higher-rated securities, subjecting them to greater price fluctuations.

     The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. The prepayment rate also will affect the price and volatility of a mortgage-related security.

     Investments in foreign securities may present increased market, liquidity, currency, political, information, and other risks.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

                                                                    The Fund | 3

                                                       AMERICA'S VALUE PORTFOLIO

PERFORMANCE

     The Fund does not show any performance because it has not completed a full calendar year of operations.

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     The purpose of the fee table below is to help variable contract owners investing in the Fund to understand the various Fund expenses. The fee table, including the example below, shows only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges, applicable to the various insurance products that invest in the Fund are not reflected in this fee table. If such fees and expenses were reflected in the table, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

SHAREHOLDER FEES (Fees paid directly from your investment)

Maximum Sales Charge on Purchases (as a% of offering price)                                              N/A

Maximum Deferred Sales Charge                                                                            N/A

ANNUAL FUND OPERATING EXPENSES (Expenses deducted from Fund assets) (as a % of average net assets)

Management Fees (See "Management")                                                                      0.75%

Other Expenses(1)(2)                                                                                    0.58%
--------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)                                                                 1.33%
--------------------------------------------------------------------------------------------------------------
 Expense Reimbursement(1)(2)                                                                            0.18%

 Net Expenses(2)                                                                                        1.15%
--------------------------------------------------------------------------------------------------------------


(1) "Other Expenses," "Total Annual Fund Operating Expenses," and "Expense Reimbursement" are estimated for the current fiscal year.

(2) For the period ending December 31, 2003, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.
--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. The example does not reflect variable contract expenses, fees and charges. If these expenses, fees and charges were included, your costs would be higher. Based on these assumptions your costs would be:

                                                    1 YEAR          3 YEARS
Class VC Shares                                      $117            $404
---------------------------------------------------------------------------

[SIDENOTE]

OTHER EXPENSES include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain insurance companies for providing recordkeeping or other administrative services in connection with investments in the Fund.


4 | The Fund

ADDITIONAL INVESTMENT INFORMATION

     This section describes some of the Fund's investment techniques and their associated risks.

     ADJUSTING INVESTMENT EXPOSURE. The Fund will be subject to the risks associated with investments. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. For example, the Fund may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with the Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses.

     CONVERTIBLE SECURITIES. The Fund may invest in convertible bonds and convertible preferred stocks. These investments tend to be more volatile than debt securities, but tend to be less volatile and produce more income than their underlying common stocks. The markets for convertible securities may be less liquid than markets for common stocks or bonds.

     DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts ("ADRs") and similar depositary receipts. ADRs, typically issued by a financial institution (a "depositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S., including increased market, liquidity, currency, political, information, and other risks.

     FOREIGN SECURITIES. The Fund may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States. This limitation does not include ADRs. Foreign securities may pose greater risks than domestic securities. Foreign markets and the securities traded in them may not be subject to the same degree of regulation as U.S. markets. As a result, there may be less information publicly available about foreign companies than most U.S. companies. Securities clearance, settlement procedures and trading practices may be different, and transaction costs may be higher in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls.

     LISTED OPTIONS ON SECURITIES. The Fund may purchase and write national securities exchange-listed put and call options on securities or securities indices. The Fund may use options for hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). A "call option" is a contract sold for a price giving its holder the right to buy a specific number of securities at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. The Fund may write covered call options with respect to securities in its portfolio in an attempt to increase income and to provide greater flexibility in the disposition of portfolio securities. A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The Fund will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Fund may only sell (write) covered put


                                                                    The Fund | 5
     options to the extent that cover for such options does not exceed 15% of its net assets. The Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its total assets at the time an option is written.

     RISKS OF OPTIONS. Fund transactions in options, if any, involve additional risk of loss. Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and the Fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, the risk that the counterparty to an OTC contract will fail to perform its obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions.

     MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES. The mortgage- and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. Like other debt securities, when interest rates rise, the value of mortgage- and other asset-backed securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. Early repayment of principal on some mortgage-related securities may deprive the Fund of income payments above current market rates. The rate of prepayments on underlying mortgages also will affect the price and volatility of a mortgage-related security. The value of some mortgage-related and other asset-backed securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

     TEMPORARY DEFENSIVE INVESTMENTS. At times the Fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities. These investments could reduce the benefit from any upswing in the market and prevent the Fund from achieving its investment objective.

MANAGEMENT

     The Fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $48 billion in more than 40 mutual fund portfolios and other advisory accounts as of February 28, 2003.

     Lord Abbett is entitled to a management fee equal to .75% of the Fund's average daily net assets. The fee is calculated daily and payable monthly. Lord Abbett may waive all or part of its management fee.

     In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund's average daily net assets. The Fund pays all expenses not expressly assumed by Lord Abbett. Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of .40% of its average daily net assets.

     INVESTMENT MANAGERS. Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments. Edward von der Linde and Christopher J. Towle head the team. Mr. von der Linde, Partner and Investment Manager, joined Lord Abbett in 1988. Mr. Towle, Partner and Investment Manager, joined Lord Abbett in 1987.


6 | The Fund

                                YOUR INVESTMENT

PURCHASES AND REDEMPTIONS

     This Prospectus offers, at net asset value ("NAV"), one class of shares named America's Value Portfolio that is also referred to in this Prospectus as Class VC. These shares of the Fund are not offered directly to the public. Rather, these shares are currently offered only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. These insurance companies sell VARIABLE CONTRACTS that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares. In selecting broker/dealers to execute transactions for the Fund's portfolio, if two or more broker/dealers are considered capable of best execution, the Fund may prefer the broker/dealer which has sold Fund shares through the sale of such Variable Contracts.

CONFLICTS OF INTEREST

     As discussed above, shares offered by this Prospectus are currently available only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. Although the Fund does not currently anticipate any disadvantages to policy owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intends to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell its securities at disadvantageous prices.

DISTRIBUTIONS AND TAXES

     The Fund expects to pay its shareholders dividends from its net investment income semi-annually and to distribute its net capital gains (if any) annually as "capital gains distributions."

     The Fund intends to comply with the diversification requirements, contained in Section 817(h) of the Internal Revenue Code of 1986, as amended, and the Treasury regulations thereunder, that apply to investments by Variable Contracts. To satisfy these requirements, the Fund generally will not be permitted to invest more than 55% of the value of its total assets in the securities of a single issuer; more than 70% of the value of its total assets in the securities of any two issuers; more than 80% of the value of its total assets in the securities of any three issuers; or more than 90% of the value of its total assets in the securities of any four issuers. In the case of government securities, each U.S. Governmental agency or instrumentality is generally treated as a separate issuer. If the Fund fails to satisfy these diversification requirements on the last day of a quarter of a calendar year, the owner of a Variable Contract that holds shares in the Fund during the calendar quarter in which the failure occurs could become subject to current federal taxation at ordinary income rates with respect to income on the Variable Contract.

     For information about the federal income tax treatment of distributions to the separate Variable Contract accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.

[SIDENOTE]

NAV per Class VC share is calculated, under normal circumstances, each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives the order in proper form. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board. Certain foreign securities that are primarily listed on foreign exchanges may trade on weekends or days when the Fund's NAV is not calculated. As a result, the Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.

VARIABLE CONTRACTS include variable annuity contracts and variable life insurance policies.

SHORT-TERM OR EXCESSIVE TRADING. There is a significant risk that the Fund and its shareholders may be adversely affected by short-term or excessive trading activity in shares of the Fund, particularly activity such as exchanges in Variable Contract investment options or other activity initiated by Variable Contract owners designed to try to take advantage of short-term swings in the market. Accordingly, the Fund reserves the right to reject any purchase order, including those purchase orders with respect to shareholders or accounts whose trading the Fund determines has been or may be disruptive to the Fund's investment activities or that may otherwise adversely affect the Fund.


                                                             Your Investment | 7

     Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

SERVICES AGREEMENT ANDADMINISTRATIVE SERVICES

     Certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value of the Class VC Shares held in the insurance company's separate account to service and maintain Variable Contract owners' accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners' inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxies, shareholder reports, annual and semi-annual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to do so under federal and state statutes, rules and regulations.

     The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund.

8 | Your Investment

TO OBTAIN INFORMATION:

BY TELEPHONE.  Call the Fund at:     ADDITIONAL INFORMATION
888-522-2388

BY MAIL.  Write to the Fund at:         This Prospectus is intended for use in
The Lord Abbett Family of Funds         connection with a Variable Contract
90 Hudson Street                        Plan. More information on this Fund is
Jersey City, NJ 07302-3973              or will be available free upon request,
                                        including:
VIA THE INTERNET.
LORD, ABBETT & CO. LLC                  ANNUAL/SEMI-ANNUAL REPORT
www.LordAbbett.com
                                        The Fund's Annual and Semi-Annual
Text only versions of Fund              Reports contain more information about
documents can be viewed                 the Fund's investments and performance.
online or downloaded from the           The Annual Report also includes details
SEC: www.sec.gov.                       about the market conditions and
                                        investment strategies that had a
You can also obtain copies by           significant effect on the Fund's
visiting the SEC's Public Reference     performance during the last fiscal year.
Room in Washington, DC (phone
202-942-8090) or by sending your        STATEMENT OF ADDITIONAL INFORMATION
request and a duplicating fee to        ("SAI")
the SEC's Public Reference Section,
Washington, DC 20549-0102 or by         Provides more details about the Fund and
sending your request electronically     its policies. A current SAI is on file
to publicinfo@sec.gov.                  with the Securities and Exchange
                                        Commission ("SEC") and is incorporated
                                        by reference (is legally considered part of this Prospectus).

[LORD ABBETT LOGO]

 Lord Abbett Mutual Fund shares are distributed by:
            LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City, New Jersey 07302-3973

                             Lord Abbett Series Fund, Inc.           LASF-AMVP-1
                                America's Value Portfolio                 (5/03)

                             SEC FILE NUMBERS: 811-5876
--------------------------------------------------------------------------------

LORD ABBETT                                                            [GRAPHIC]

LORD ABBETT SERIES FUND --
  BOND-DEBENTURE PORTFOLIO

                                                                    MAY 1,
                                                                     2003
                                                                  PROSPECTUS

--------------------------------------------------------------------------------
SERVES AS AN UNDERLYING INVESTMENT VEHICLE FOR VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES.

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                    THE FUND                                             PAGE
            What you should know   Goal                                                   2
                  about the Fund   Principal Strategy                                     2
                                   Main Risks                                             2
                                   Performance                                            4
                                   Fees and Expenses                                      5
                                   Additional Investment Information                      6
                                   Management                                             7

                                YOUR INVESTMENT

        Information for managing   Purchases and Redemptions                              8
               your Fund account   Conflicts of Interest                                  8
                                   Distributions and Taxes                                8
                                   Services Agreement and Administrative Services         9

                             FINANCIAL INFORMATION

                                   Financial Highlights                                  10

                             ADDITIONAL INFORMATION

How to learn more about the Fund   Back Cover
     and other Lord Abbett Funds

                                    THE FUND

GOAL

     The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

PRINCIPAL STRATEGY

     To pursue its goal, the Fund, under normal circumstances, will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities of various types. The Fund will provide shareholders with at least 60 days' notice of any change in this policy. These securities may include: all types of bonds, debentures, mortgage-related and other asset-backed securities, high-yield and investment grade debt securities, U.S. Government securities, equity-related securities such as convertibles and debt securities with warrants, and emerging market debt securities. At least 20% of the Fund's net assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Fund may invest up to 20% of its net assets in equity securities, including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company. The Fund may invest up to 20% of its net assets in foreign securities.

     We believe that a high total return (current income and capital appreciation) may be derived from an actively managed, diversified portfolio of investments. Through portfolio diversification, credit analysis and attention to current developments and trends in interest rates and economic conditions, we attempt to reduce risks. We seek unusual values, using fundamental, bottom-up research to identify undervalued securities. In recent years, the Fund has found good value in high-yield debt securities, sometimes called "lower-rated bonds" or "junk bonds," and has invested more than half its assets in those securities. Higher yields on debt securities can be available during periods of high inflation when the demand for borrowed money is high. Also, buying lower-rated bonds when we believe the credit risk is likely to decrease may generate higher returns.

MAIN RISKS

     The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of your investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline. Longer-term debt securities are usually more sensitive to interest rate changes. This means that the longer the maturity of a security, the greater the effect a change in interest rates is likely to have on its price.

     High-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive. In times of economic uncertainty, these securities may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with junk bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. In addition, the market for high-yield debt securities generally is less liquid than the market for higher-rated securities, subjecting them to greater price fluctuations.

[SIDENOTE]

WE OR THE FUND OR BOND-DEBENTURE PORTFOLIO refers to the Bond-Debenture Portfolio, a portfolio or series of the Lord Abbett Series Fund, Inc. (the "Company").

ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

HIGH-YIELD DEBT SECURITIES (sometimes called "lower-rated bonds" or "junk bonds") are rated BB/Ba or lower and typically pay a higher yield than investment grade debt securities. High-yield debt securities have a higher risk of default than investment grade debt securities, and their prices are much more volatile. The market for high-yield debt securities may also be less liquid.

INVESTMENT GRADE DEBT SECURITIES are debt securities that are rated within the four highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa, A,
Baa), Standard & Poor's Ratings Services (AAA, AA, A, BBB), or Fitch Ratings (AAA, AA, A, BBB) (each a "Rating Agency") or are unrated but determined by Lord Abbett to be of comparable quality.

Under normal circumstances, the duration of the Fund's debt securities will be between three and seven years with an average maturity of five to twelve years.

2 | The Fund

                                                        BOND-DEBENTURE PORTFOLIO

The mortgage-related securities in which the Fund invests may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. The prepayment risk also will affect the price and volatility of a mortgage-related security.

The value of the Fund's equity securities will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies issuing the securities. This may cause the Fund to produce poor performance relative to the other funds, including those that invest exclusively in fixed income securities.

Investments in foreign securities may present increased market, liquidity, currency, political, information, and other risks.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

                                                                    The Fund | 3

                                                        BOND-DEBENTURE PORTFOLIO

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class VC shares from calendar year to calendar year. The Fund's shares are currently sold only to certain insurance company separate accounts that fund variable annuity contracts and variable life insurance policies. This chart does not reflect the sales charges or other expenses of such contracts. If those sales charges and expenses were reflected, returns would be less.

[CHART]

--------------------------------------------------------------------------------
BAR CHART (PER CALENDAR YEAR) -- CLASS VC SHARES
--------------------------------------------------------------------------------
02     7.9%

BEST QUARTER 4TH Q '02  +4.7%           WORST QUARTER 3RD Q '02  -1.0%
--------------------------------------------------------------------------------

     The table below shows how the average annual total returns of the Fund's Class VC shares compare to those of a broad-based securities market index and a more narrowly based securities market index that more closely reflects the market sectors in which the Fund invests.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                             1 YEAR        LIFE OF FUND(1)
                                             ------        ---------------
Class VC Shares                                7.92%          7.64%
Lehman Aggregate Bond Index(2)                10.25%          8.79%(3)
CSFB High Yield Index(2)                       3.10%          2.92%(3)


(1)  The date of commencement of operations for Class VC is 12/3/01.

(2) Performance for the unmanaged indices does not reflect fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance.

(3) Represents total returns for the period 11/30/01 to 12/31/02, to correspond with the period shown.

4 | The Fund

                                                        BOND-DEBENTURE PORTFOLIO

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     The purpose of the fee table below is to help variable contract owners investing in the Fund to understand the various Fund expenses. The fee table, including the example below, shows only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges, applicable to the various insurance products that invest in the Fund are not reflected in this fee table. If such fees and expenses were reflected in the table, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------


SHAREHOLDER FEES (Fees paid directly from your investment)

Maximum Sales Charge on Purchases (as a % of offering price)                                             N/A

Maximum Deferred Sales Charge                                                                            N/A

ANNUAL FUND OPERATING EXPENSES (Expenses deducted from Fund assets) (as a % of average net assets)

Management Fees (See "Management")                                                                      0.50%

Other Expenses(1)(2)                                                                                    0.80%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)                                                                 1.30%
-------------------------------------------------------------------------------------------------------------
   Expense Reimbursement(1)(2)                                                                          0.40%

   Net Expenses(2)                                                                                      0.90%
-------------------------------------------------------------------------------------------------------------


(1) "Other Expenses", "Total Annual Fund Operating Expenses," and "Expense Reimbursement" have been restated based on estimates for the current fiscal year.

(2) For the year 2003, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. The example does not reflect variable contract expenses, fees and charges. If these expenses, fees and charges were included, your costs would be higher. Based on these assumptions your costs would be:


                      1 YEAR         3 YEARS        5 YEARS         10 YEARS
Class VC Shares         $92            $373           $675           $1,533
--------------------------------------------------------------------------------

[SIDENOTE]

OTHER EXPENSES include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain insurance companies for providing recordkeeping or other administrative services in connection with investments in the Fund.


                                                                    The Fund | 5

ADDITIONAL INVESTMENT INFORMATION

     This section describes some investment techniques used by the Fund and some of the risks associated with those techniques.


     ADJUSTING INVESTMENT EXPOSURE. The Fund will be subject to the risks associated with investments. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. For example, the Fund may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with the Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses.

     CONVERTIBLE SECURITIES. The Fund may invest in convertible bonds and convertible preferred stocks. These investments tend to be more volatile than debt securities but tend to be less volatile and produce more income than their underlying common stocks. The markets for convertible securities may be less liquid than markets for common stocks or bonds.

     DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts ("ADRs") and similar depositary receipts. ADRs, typically issued by a financial institution (a "depositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S., including increased market, liquidity, currency, political, information and other risks.

     FOREIGN SECURITIES. The Fund may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States. This limitation does not include ADRs.

     Foreign securities may pose greater risks than domestic securities. Foreign markets and the securities traded in them may not be subject to the same degree of regulation as U.S. markets. As a result, there may be less information publicly available about foreign companies than most U.S. companies. Securities clearance, settlement procedures and trading practices may be different, and transaction costs may be higher in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls. In addition, the Fund may invest in less developed countries, sometimes referred to as emerging markets. The risks of investing in foreign markets are generally more severe in emerging markets.

     MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES. The mortgage- and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. Like other debt securities, when interest rates rise, the value of mortgage- and other asset-backed securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. Early repayment of principal on some mortgage-related securities may deprive the Fund of income payments above current market rates. The rate of prepayments on underlying mortgages also will affect the price and volatility of a mortgage-related security. The value of some mortgage-related

6 | The Fund
     and other asset-backed securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

     TEMPORARY DEFENSIVE INVESTMENTS. At times the Fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities. These investments could reduce the benefit from any upswing in the market and prevent the Fund from achieving its investment objective.

MANAGEMENT

     The Fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $48 billion in more than 40 mutual fund portfolios and other advisory accounts as of February 28, 2003.

     Lord Abbett is entitled to a management fee based on the Fund's average daily net assets. The fee is calculated daily and payable monthly. For the fiscal year ended December 31, 2002, the fee paid to Lord Abbett by the Fund was equal to .50% of the Fund's average daily net assets.

     In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at the annual rate of .04% of the Fund's average daily net assets. The Fund pays all expenses not expressly assumed by Lord Abbett. Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of .40% of its average daily net assets.

     INVESTMENT MANAGERS. Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments. Christopher J. Towle, Partner and Investment Manager heads the team. Mr. Towle joined Lord Abbett in 1987, is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1980.


                                                                    The Fund | 7

                                YOUR INVESTMENT

PURCHASES AND REDEMPTIONS

     This Prospectus offers, at net asset value ("NAV"), one class of shares named Bond-Debenture Portfolio that is also referred to in this prospectus as Class VC. These shares of the Fund are not offered directly to the public. Rather, these shares are currently offered only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. These insurance companies sell VARIABLE CONTRACTS that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares. In selecting broker/dealers to execute transactions for the Fund's portfolio, if two or more broker/dealers are considered capable of best execution, the Fund may prefer the broker/dealer which has sold Fund shares through the sale of such Variable Contracts.

CONFLICTS OF INTEREST

     As discussed above, shares offered by this Prospectus are currently available only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. Although the Fund does not currently anticipate any disadvantages to policy owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intends to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell its securities at disadvantageous prices.

DISTRIBUTIONS AND TAXES

     The Fund expects to pay its shareholders dividends from its net investment income annually and to distribute its net capital gains (if any) annually as "capital gains distributions."

     The Fund intends to comply with the diversification requirements, contained in Section 817(h) of the Internal Revenue Code of 1986, as amended, and the Treasury regulations thereunder, that apply to investments by Variable Contracts. To satisfy these requirements, the Fund generally will not be permitted to invest more than 55% of the value of its total assets in the securities of a single issuer; more than 70% of the value of its total assets in the securities of any two issuers; more than 80% of the value of its total assets in the securities of any three issuers; or more than 90% of the value of its total assets in the securities of any four issuers. In the case of government securities, each U.S. Governmental agency or instrumentality is generally treated as a separate issuer. If the Fund fails to satisfy these diversification requirements on the last day of a quarter of a calendar year, the owner of a Variable Contract that holds shares in the Fund during the calendar quarter in which the failure occurs could become subject to current federal taxation at ordinary income rates with respect to income on the Variable Contract.

[SIDENOTE]

NAV per Class VC share is calculated, under normal circumstances, each business day at the close of regular trading on the New York Stock Exchange (ONYSEO), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives the order in proper form. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board. Certain foreign securities that are primarily listed on foreign exchanges may trade on weekends or days when the Fund's NAV is not calculated. As a result, the Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.

VARIABLE CONTRACTS include variable annuity contracts and variable life insurance policies.

SHORT-TERM OR EXCESSIVE TRADING. There is a significant risk that the Fund and its shareholders may be adversely affected by short-term or excessive trading activity in shares of the Fund, particularly activity such as exchanges in Variable Contract investment options or other activity initiated by Variable Contract owners designed to try to take advantage of short-term swings in the market. Accordingly, the Fund reserves the right to reject any purchase order, including those purchase orders with respect to shareholders or accounts whose trading the Fund determines has been or may be disruptive to the Fund's investment activities or that may otherwise adversely affect the Fund.


8 | Your Investment

     For information about the federal income tax treatment of distributions to the separate Variable Contracts accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.

     Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES

     Certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value of the Class VC Shares held in the insurance company's separate account to service and maintain Variable Contract owners' accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners' inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxies, shareholder reports, annual and semi-annual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to do so under federal and state statutes, rules and regulations.

     The Fund may also compensate certain insurance companies, third-party administrators, and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund.


                                                             Your Investment | 9

                                                        BOND-DEBENTURE PORTFOLIO

                             FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audits of the Fund's financial statements. Financial statements and the Independent Auditors' Report thereon appear in the 2002 Annual Report to Shareholders, and are incorporated by reference in the Statement of Additional Information, which is available upon request. The total return information for the Fund shown in the table below does not reflect expenses of a separate account or any variable contracts. If such charges were included, the total return figures would be lower for all periods shown.


--------------------------------------------------------------------------------
                                                                  12/3/2001*
                                                     YEAR ENDED        TO
Per Share Operating Performance                      12/31/2002   12/31/2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.03        $10.00

INVESTMENT OPERATIONS

 Net investment income                                   .57(b)        .03(b)

 Net realized and unrealized gain (loss)                 .23            --(d)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                         .80           .03
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                  (.22)           --

 Net realized gain                                      (.03)           --
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     (.25)           --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $10.58        $10.03
--------------------------------------------------------------------------------
TOTAL RETURN(a)                                         7.92%          .30%(c)
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

 Expenses, including expense reductions                  .85%          .07%(c)

 Expenses, excluding expense reductions                 1.62%          .33%(c)

 Net investment income                                  5.39%          .34%(c)
--------------------------------------------------------------------------------
                                                                  12/3/2001*
                                                     YEAR ENDED       TO
SUPPLEMENTAL DATA:                                   12/31/2002   12/31/2001
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000)                        $23,763      $1,003
PORTFOLIO TURNOVER RATE                                 105.79%      21.07%

--------------------------------------------------------------------------------


(a)  Total return assumes the reinvestment of all distributions.

(b)  Calculated using average shares outstanding during the period.

(c)  Not annualized.

(d)  Amount represents less than $.01.

*    Commencement of operations December 3, 2001.


10 | Financial Information

TO OBTAIN INFORMATION:

BY TELEPHONE. Call the Fund at:              ADDITIONAL INFORMATION
888-522-2388

BY MAIL. Write to the Fund at:               This Prospectus is intended for use
The Lord Abbett Family of Funds              in connection with a Variable
90 Hudson Street                             Contract Plan. More information on
Jersey City, NJ 07302-3973                   this Fund is available free upon
                                             request, including:
VIA THE INTERNET.
Lord, Abbett & Co. LLC                       ANNUAL/SEMI-ANNUAL REPORT
www.LordAbbett.com
                                             The Fund's Annual and Semi-Annual
Text only versions of Fund                   Reports contain more information
documents can be viewed                      about the Fund's investments and
online or downloaded from the                performance. The Annual Report also
SEC: www.sec.gov.                            includes details about the market
                                             conditions and investment
You can also obtain copies by                strategies that had a significant
visiting the SEC's Public Reference          effect on the Fund's performance
Room in Washington, DC (phone                during the last fiscal year.
202-942-8090) or by sending your
request and a duplicating fee to             STATEMENT OF ADDITIONAL INFORMATION
the SEC's Public Reference Section,          ("SAI")
Washington, DC 20549-0102 or by
sending your request electronically          Provides more details about the
to publicinfo@sec.gov.                       Fund and its policies. A current
                                             SAI is on file with the Securities
                                             and Exchange Commission ("SEC") and
                                             is incorporated by reference (is
                                             legally considered part of this
                                             Prospectus).


[LORD ABBETT LOGO]

Lord Abbett Mutual Fund shares are distributed by:
         LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City, New Jersey 07302-3973

                          Lord Abbett Series Fund, Inc.               LASF-BDP-1
                            Bond-Debenture Portfolio                  (5/03)

                           SEC FILE NUMBERS: 811-5876
--------------------------------------------------------------------------------

LORD ABBETT                                                            [GRAPHIC]

                                                                          MAY 1,
                                                                            2003

                                                                      PROSPECTUS

                            LORD ABBETT SERIES FUND -
                                GROWTH AND INCOME
                                PORTFOLIO

--------------------------------------------------------------------------------
Serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                               THE FUND                                           PAGE
What you should know              Goal                                             2
about the Fund                    Principal Strategy                               2
                                  Main Risks                                       2
                                  Performance                                      3
                                  Fees and Expenses                                4
                                  Additional Investment Information                5
                                  Management                                       6

                           YOUR INVESTMENT

Information for managing          Purchases and Redemptions                        7
your Fund account                 Conflicts of Interest                            7
                                  Distributions and Taxes                          7
                                  Services Agreement and Administrative Services   8

                         FINANCIAL INFORMATION

                                  Financial Highlights                             9

                        ADDITIONAL INFORMATION

How to learn more about the Fund     Back Cover
and other Lord Abbett Funds

                                    THE FUND
GOAL

     The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

PRINCIPAL STRATEGY

     To pursue this goal, the Fund primarily purchases equity securities of large, seasoned, U.S. and multinational companies that we believe are undervalued. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies with market capitalizations of at least $5 billion at the time of purchase. This market capitalization threshold may vary in response to changes in the markets. Equity securities may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

     In selecting investments, the Fund attempts to invest in securities selling at reasonable prices in relation to our assessment of their potential value. While there is the risk that an investment may never reach what we think is its full value, or may go down in value, our emphasis on large, seasoned company value stocks may limit the Fund's downside risk because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be less volatile than the stocks of smaller companies.

     We generally sell a stock when we think it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached our valuation target.

MAIN RISKS

     The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks may perform differently than the market as a whole and other types of stocks, such as small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

     Due to its investments in multinational companies, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.


[SIDNOTE]

WE OR THE FUND OR GROWTH AND INCOME PORTFOLIO refers to the Growth and Income Portfolio, a portfolio or series of the Lord Abbett Series Fund, Inc. (the "Company").

ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

LARGE COMPANIES are established companies that are considered "known quantities." Large companies often have the resources to weather economic shifts, although they can be slower to innovate than small companies.

SEASONED COMPANIES are usually established companies whose securities have gained a reputation for quality with the investing public and enjoy liquidity in the market.

VALUE STOCKS are stocks of companies that we believe the market undervalues according to certain financial measurements of their intrinsic worth or business prospects.



2 | THE FUND

                                                     GROWTH AND INCOME PORTFOLIO

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class VC shares from calendar year to calendar year. The Fund's shares are currently sold only to certain insurance company separate accounts that fund variable annuity contracts and variable life insurance policies. This chart does not reflect the sales charges or other expenses of such contracts. If those sales charges and expenses were reflected, returns would be less.
--------------------------------------------------------------------------------
Bar Chart (per calendar year) -- Class VC Shares
--------------------------------------------------------------------------------

[CHART]

93      14.8%
94       2.8%
95      29.8%
96      19.4%
97      24.7%
98      12.9%
99      16.7%
2000    15.8%
2001    -6.7%
2002   -18.0%

BEST QUARTER 4th Q '98 +17.0%
WORST QUARTER 3rd Q '02 -19.3%

     The table below shows how the average annual total returns of the Fund's Class VC shares compare to those of a broad-based securities market index and a more narrowly based securities market index that more closely reflects the market sectors in which the Fund invests.
--------------------------------------------------------------------------------
 Average Annual Total Returns Through December 31, 2002
--------------------------------------------------------------------------------



                                      1 YEAR         5 YEARS        10 YEARS
 Class VC Shares                      -18.03%          3.13%          10.28%

 S&P 500 Index(1)                     -22.09%         -0.58%           9.34%

 S&P 500/Barra Value Index(1)         -20.85%         -0.85%           9.39%
--------------------------------------------------------------------------------


(1) Performance for the unmanaged indices does not reflect fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance.


                                                                    THE FUND | 3

                                                     GROWTH AND INCOME PORTFOLIO

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     The purpose of the fee table below is to help variable contract owners investing in the Fund to understand the various Fund expenses. The fee table, including the example below, shows only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges, applicable to the various insurance products that invest in the Fund are not reflected in this fee table. If such fees and expenses were reflected in the table, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.


----------------------------------------------------------------------------------------------------------------
 Fee Table
----------------------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES (Fees paid directly from your investment)

 Maximum Sales Charge on Purchases (as a % of offering price)                                               N/A

 Maximum Deferred Sales Charge                                                                              N/A

 ANNUAL FUND OPERATING EXPENSES (Expenses deducted from Fund assets) (as a % of average net assets)

 Management Fees (See "Management")                                                                        0.50%

 Other Expenses(1)                                                                                         0.46%
----------------------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses(1)                                                                   0.96%
----------------------------------------------------------------------------------------------------------------


(1) "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated based on estimates for the current fiscal year.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. The example does not reflect variable contract expenses, fees and charges. If these expenses, fees and charges were included, your costs would be higher. Based on these assumptions your costs would be:


                       1 YEAR         3 YEARS        5 YEARS         10 YEARS
                       ------         -------        -------         --------
Class VC Shares          $98           $306           $531            $1,178
-----------------------------------------------------------------------------

[SIDENOTE]

OTHER EXPENSES include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain insurance companies for providing recordkeeping or other administrative services in connection with investments in the Fund.



4 | THE FUND

ADDITIONAL INVESTMENT INFORMATION
--------------------------------------------------------------------------------

     This section describes some of the investment techniques that might be used by the Fund and some of the risks associated with those techniques. ADJUSTING INVESTMENT EXPOSURE. The Fund will be subject to the risks associated with investments. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. For example, the Fund may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with the Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses.

     CONVERTIBLE SECURITIES. The Fund may invest in convertible bonds and convertible preferred stocks. These investments tend to be more volatile than debt securities, but tend to be less volatile and produce more income than their underlying common stocks. The markets for convertible securities may be less liquid than markets for common stocks or bonds.

     DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts ("ADRs") and similar depositary receipts. ADRs, typically issued by a financial institution (a "depositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S., including increased market, liquidity, currency, political, information and other risks. Although the Fund may not invest more than 10% of its net assets in foreign securities, ADRs are not subject to this limitation.

     LISTED OPTIONS ON SECURITIES. The Fund may purchase and write national securities exchange-listed put and call options on securities or securities indices. The Fund may use options for hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). A "call option" is a contract sold for a price giving its holder the right to buy a specific number of securities at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. The Fund may write covered call options with respect to securities in its portfolio in an attempt to increase income and to provide greater flexibility in the disposition of portfolio securities. A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The Fund will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Fund may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its total assets at the time an option is written.

                                                                    THE FUND | 5

     RISKS OF OPTIONS. Fund transactions in options, if any, involve additional risk of loss. Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and the Fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, the risk that the counterparty to an OTC contract will fail to perform its obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions.

     TEMPORARY DEFENSIVE INVESTMENTS. At times the Fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities. These investments could reduce the benefit from any upswing in the market and prevent the Fund from achieving its investment objective.

MANAGEMENT

     The Fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $48 billion in more than 40 mutual fund portfolios and other advisory accounts as of February 28, 2003.

     Lord Abbett is entitled to a management fee based on the Fund's average daily net assets. The fee is calculated daily and payable monthly. For the fiscal year ended December 31, 2002 the fee paid to Lord Abbett by the Fund was equal to .50% of the Fund's average daily net assets.

     In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at the annual rate of .04% of the Fund's average daily net assets. The Fund pays all expenses not expressly assumed by Lord Abbett.

     INVESTMENT MANAGERS. Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments. The investment management team is headed by Robert G. Morris, W. Thomas Hudson and Eli Salzmann. Mr. Morris, Partner and Director of Equity Investments, joined Lord Abbett in 1991. Mr. Morris is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1971. Mr. Hudson, Partner and Investment Manager, joined Lord Abbett in 1982. Mr. Hudson is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1965. Mr. Salzmann, Partner and Director of Institutional Equity Investments, joined Lord Abbett in 1997 and has been in the investment business since 1986.



6 | THE FUND

                                YOUR INVESTMENT

PURCHASES AND REDEMPTIONS

     This Prospectus offers, at net asset value ("NAV"), one class of shares:
     Variable Contract ("Class VC"). These shares of the Fund are not offered directly to the public. Rather, these shares are currently offered only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. These insurance companies sell VARIABLE CONTRACTS that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares. In selecting broker/dealers to execute transactions for the Fund's portfolio, if two or more broker/dealers are considered capable of best execution, the Fund may prefer the broker/dealer which has sold Fund shares through the sale of such Variable Contracts.

CONFLICTS OF INTEREST

     As discussed above, shares offered by this Prospectus are currently available only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. Although the Fund does not currently anticipate any disadvantages to policy owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intends to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell its securities at disadvantageous prices.

DISTRIBUTIONS AND TAXES

     The Fund expects to pay its shareholders dividends from its net investment income annually and to distribute its net capital gains (if any) annually as "capital gains distributions."

     The Fund intends to comply with the diversification requirements, contained in Section 817(h) of the Internal Revenue Code of 1986, as amended, and the Treasury regulations thereunder, that apply to investments by Variable Contracts. To satisfy these requirements, the Fund generally will not be permitted to invest more than 55% of the value of its total assets in the securities of a single issuer; more than 70% of the value of its total assets in the securities of any two issuers; more than 80% of the value of its total assets in the securities of any three issuers; or more than 90% of the value of its total assets in the securities of any four issuers. In the case of government securities, each U.S. Governmental agency or instrumentality is generally treated as a separate issuer. If the Fund fails to satisfy these diversification requirements on the last day of a quarter of a calendar year, the owner of a Variable Contract that holds shares in the Fund during the calendar quarter in which the failure occurs could become subject to current federal taxation at ordinary income rates with respect to income on the Variable Contract.


[SIDENOTE]

NAV per Class VC share is calculated, under normal circumstances, each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives the order in proper form. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board.

VARIABLE CONTRACTS include variable annuity contracts and variable life insurance policies.

SHORT-TERM OR EXCESSIVE TRADING. There is a significant risk that the Fund and its shareholders may be adversely affected by short-term or excessive trading activity in shares of the Fund, particularly activity such as exchanges in Variable Contract investment options or other activity initiated by Variable Contract owners designed to try to take advantage of short-term swings in the market. Accordingly, the Fund reserves the right to reject any purchase order, including those purchase orders with respect to shareholders or accounts whose trading the Fund determines has been or may be disruptive to the Fund's investment activities or that may otherwise adversely affect the Fund.



                                                             YOUR INVESTMENT | 7

     For information about the federal income tax treatment of distributions to the separate Variable Contract accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.

     Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES

     Certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value of the Class VC Shares held in the insurance company's separate account to service and maintain Variable Contract owners' accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners' inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxies, shareholder reports, annual and semi-annual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to do so under federal and state statutes, rules and regulations.

     The Fund may also compensate certain insurance companies, third-party administrators, and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund.




8 | YOUR INVESTMENT

                                                     GROWTH AND INCOME PORTFOLIO

                              FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal years indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each year, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audits of the Fund's financial statements. Financial statements and the Independent Auditors' Report thereon appear in the 2002 Annual Report to Shareholders, and are incorporated by reference in the Statement of Additional Information, which is available upon request. The total return information for the Fund shown in the table below does not reflect expenses of a separate account or any variable contracts. If such charges were included, the total return figures would be lower for all periods shown.


-----------------------------------------------------------------------------------------------
                                                           YEAR ENDED 12/31
                                           ----------------------------------------------------
Per Share Operating Performance              2002       2001       2000       1999      1998
NET ASSET VALUE, BEGINNING OF YEAR         $ 23.11     $25.45     $22.16    $20.65    $19.51

INVESTMENT OPERATIONS

 Net investment income                         .14(b)     .18(b)     .22(b)    .52(b)    .36(b)

 Net realized and unrealized gain (loss)     (4.31)     (1.90)      3.27      2.90      2.15
-----------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS             (4.17)     (1.72)      3.49      3.42      2.51
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                        (.11)      (.12)      (.20)     (.42)     (.32)

 Net realized gain                              --(c)    (.50)        --     (1.49)    (1.05)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                           (.11)      (.62)      (.20)    (1.91)    (1.37)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $ 18.83     $23.11     $25.45    $22.16    $20.65
-----------------------------------------------------------------------------------------------
TOTAL RETURN(a)                             (18.03)%    (6.72)%    15.78%    16.74%    12.82%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

 Expenses, including expense reductions        .94%       .97%      1.02%      .87%      .51%

 Expenses, excluding expense reductions        .94%       .97%      1.03%      .87%      .51%

 Net investment income                         .70%       .76%       .97%     2.15%     1.78%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                           YEAR ENDED 12/31
                                          -----------------------------------------------------
SUPPLEMENTAL DATA:                          2002        2001       2000      1999     1998
NET ASSETS, END OF YEAR (000)             $259,691   $183,562    $81,889   $36,192  $714,274

PORTFOLIO TURNOVER RATE                      51.79%     60.79%     42.00%   188.35%    76.62%



(a)  Total return assumes the reinvestment of all distributions.
(b)  Calculated using average shares outstanding during the year.
(c)  Amount is less than $0.01.



                                                       FINANCIAL INFORMATION | 9

TO OBTAIN INFORMATION:

BY TELEPHONE. Call the Fund at:         ADDITIONAL INFORMATION
888-522-2388

BY MAIL. Write to the Fund at:          This Prospectus is intended for use
The Lord Abbett Family of Funds         in connection with a Variable
90 Hudson Street                        Contract Plan. More information on
Jersey City, NJ 07302-3973              this Fund is available free upon
                                        request, including:
VIA THE INTERNET.
LORD, ABBETT & CO. LLC                  ANNUAL/SEMI-ANNUAL REPORT
www.LordAbbett.com
                                        The Fund's Annual and Semi-Annual
Text only versions of Fund              Reports contain more information
documents can be viewed online or       about the Fund's investments and
downloaded from the SEC:                performance. The Annual Report also
www.sec.gov.                            includes details about the market
                                        conditions and investment
You can also obtain copies by           strategies that had a significant
visiting the SEC's Public Reference     effect on the Fund's performance
Room in Washington, DC (phone           during the last fiscal year.
202-942-8090) or by sending your
request and a duplicating fee to        STATEMENT OF ADDITIONAL INFORMATION
the SEC's Public Reference Section,     ("SAI")
Washington, DC 20549-0102 or by
sending your request electronically     Provides more details about the
to publicinfo@sec.gov.                  Fund and its policies. A current
                                        SAI is on file with the Securities
                                        and Exchange Commission ("SEC") and
                                        is incorporated by reference (is
                                        legally considered part of this
                                        Prospectus).

[LORD ABBETT LOGO]

  Lord Abbett Mutual Fund shares are distributed by:
            LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City, New Jersey 07302-3973

        Lord Abbett Series Fund, Inc.
           Growth and Income Portfolio                                LASF-GIP-1
                                                                      (5/03)

        SEC FILE NUMBERS: 811-5876
--------------------------------------------------------------------------------

LORD ABBETT                                                            [GRAPHIC]

LORD ABBETT SERIES FUND -                                               MAY 1,
         GROWTH OPPORTUNITIES                                            2003
         PORTFOLIO
                                                                      PROSPECTUS

--------------------------------------------------------------------------------
Serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                                       PAGE
                              THE FUND

            What you should know    Goal                                                2
                  about the Fund    Principal Strategy                                  2
                                    Main Risks                                          2
                                    Performance                                         3
                                    Fees and Expenses                                   3
                                    Additional Investment Information                   4
                                    Management                                          5

                             YOUR INVESTMENT

        Information for managing    Purchases and Redemptions                           6
               your Fund account    Conflicts of Interest                               6
                                    Distributions and Taxes                             6
                                    Services Agreement and Administrative Services      7

                       ADDITIONAL INFORMATION

How to learn more about the Fund    Back Cover
     and other Lord Abbett Funds

                                    THE FUND
GOAL

     The Fund's investment objective is capital appreciation.

PRINCIPAL STRATEGY

     To pursue this goal, the Fund normally invests at least 65% of its net assets in equity securites of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap Index, a widely used benchmark for mid-cap stock performance. As of July 1, 2002, the market capitalization range of the Russell Midcap Index was approximately $300 million to $12 billion. This market capitalization range will vary in response to changes in the market. Equity securities may include common stocks, preferred stocks, convertible securities, warrants and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

     In selecting investments, the Fund follows a growth style of investing, which means that we favor companies that show the potential for strong revenue and earnings growth. The Fund looks for mid-sized companies using:


     - QUANTITATIVE RESEARCH to identify companies with superior growth possibilities

     - FUNDAMENTAL RESEARCH to identify companies likely to produce superior returns over a two to five year period, by analyzing the dynamics in each company within its industry and within the economy

MAIN RISKS

     The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with growth stocks.This means the value of your investment will fluctuate in response to movements in the equity securites market in general, and to the changing prospects of individual companies in which the Fund invests.

     The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth companies may grow faster than other companies which may result in more volatility in their stock prices. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.

     Investments in mid-sized company stocks generally involve greater risks than investments in large-company stocks. Mid-sized companies may be less able to weather economic shifts or other adverse developments than larger, more established companies. They may have less experienced management and unproven track records. They may rely on limited product lines and have more limited financial resources. These factors may make them more susceptible to setbacks or economic downturns. Mid-sized company stocks tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies. In addition, there may be less liquidity in mid-sized company stocks, subjecting them to greater price fluctuations than large-company stocks.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

[SIDENOTE]

WE OR THE FUND OR GROWTH OPPORTUNITIES PORTFOLIO refers to the Growth Opportunities Portfolio, a portfolio or series of Lord Abbett Series Fund, Inc. (the"Company").

ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

GROWTH STOCKS exhibit faster-than-average gains in earnings and are expected to continue profit growth at a high level. They tend to be more volatile than slower-growing value stocks.

2 | The Fund

                                                  GROWTH OPPORTUNITIES PORTFOLIO

PERFORMANCE

     The Fund does not show any performance because it has not completed a full calendar year of operations.

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     The purpose of the fee table below is to help variable contract owners investing in the Fund to understand the various Fund expenses. The fee table, including the example below, shows only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges, applicable to the various insurance products that invest in the Fund are not reflected in this fee table. If such fees and expenses were reflected in the table, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------


SHAREHOLDER FEES (Fees paid directly from your investment)

Maximum Sales Charge on Purchases (as a % of offering price)                                             N/A

Maximum Deferred Sales Charge                                                                            N/A

ANNUAL FUND OPERATING EXPENSES (Expenses deducted from Fund assets) (as a % of average net assets)

Management Fees (See "Management")                                                                      0.90%

Other Expenses(1)(2)                                                                                    0.58%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)                                                                 1.48%
-------------------------------------------------------------------------------------------------------------
 Expense Reimbursement(1)(2)                                                                            0.18%
-------------------------------------------------------------------------------------------------------------
 Net Expenses(2)                                                                                        1.30%
-------------------------------------------------------------------------------------------------------------


(1) "Other Expenses," "Total Annual Fund Operating Expenses," and "Expense Reimbursement" are estimated for the current fiscal year.

(2) For the period ending December 31, 2003, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. The example does not reflect variable contract expenses, fees and charges. If these expenses, fees and charges were included, your costs would be higher. Based on these assumptions your costs would be:


                                             1 YEAR           3 YEARS
                                             ------           -------
Class VC Shares                               $132             $450
---------------------------------------------------------------------

[SIDENOTE]

OTHER EXPENSES include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain insurance companies for providing recordkeeping or other administrative services in connection with investments in the Fund.


                                                                    The Fund | 3

ADDITIONAL INVESTMENT INFORMATION

     This section describes some investment techniques used by the Fund and some of the risks associated with those techniques.

     ADJUSTING INVESTMENT EXPOSURE. The Fund will be subject to the risks associated with investments. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. For example, the Fund may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivatives and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with the Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses.

     DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts ("ADRs") and similar depositary receipts. ADRs, typically issued by a financial institution (a "depositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S., including increased market, liquidity, currency, political, information and other risks. Although the Fund may not invest more than 10% of its net assets in foreign securities, ADRs are not subject to this limitation.

     TEMPORARY DEFENSIVE INVESTMENTS. At times the Fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities. These investments could reduce the benefit from any upswing in the market and prevent the Fund from achieving its investment objective.


4 | The Fund

MANAGEMENT

     The Fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $48 billion in more than 40 mutual fund portfolios and other advisory accounts as ofFebruary 28, 2003.

     Lord Abbett is entitled to a management fee equal to .90% of the Fund's average daily net assets. The fee is calculated daily and payable monthly. Lord Abbett may waive all or part of its management fee.

     In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund's average daily net assets. The Fund pays all expenses not expressly assumed by Lord Abbett. Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of .40% of its average daily net assets.

     INVESTMENT MANAGERS. Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments. The investment management team is headed by Kevin P. Ferguson. Mr. Ferguson, Partner and Mid Cap Growth Investment Manager, joined Lord Abbett in 1999. Before joining Lord Abbett, Mr. Ferguson was a Portfolio Manager/Senior Vice President at Lynch & Mayer, Inc.


                                                                    The Fund | 5

                                YOUR INVESTMENT

PURCHASES AND REDEMPTIONS

     This Prospectus offers, at net asset value ("NAV"), one class of shares named Growth Opportunities Portfolio that is also referred to in this Prospectus as Class VC. These shares of the Fund are not offered directly to the public. Rather, these shares are currently offered only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. These insurance companies sell VARIABLE CONTRACTS that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares. In selecting broker/dealers to execute transactions for the Fund's portfolio, if two or more broker/dealers are considered capable of best execution, the Fund may prefer the broker/dealer which has sold Fund shares through the sale of such Variable Contracts.

CONFLICTS OF INTEREST

     As discussed above, shares offered by this Prospectus are currently available only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. Although the Fund does not currently anticipate any disadvantages to policy owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intends to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell its securities at disadvantageous prices.

DISTRIBUTIONS AND TAXES

     The Fund expects to pay its shareholders dividends from its net investment income annually and to distribute its net capital gains (if any) annually as "capital gains distributions."

     The Fund intends to comply with the diversification requirements, contained in Section 817(h) of the Internal Revenue Code of 1986, as amended, and the Treasury regulations thereunder, that apply to investments by Variable Contracts. To satisfy these requirements, the Fund generally will not be permitted to invest more than 55% of the value of its total assets in the securities of a single issuer; more than 70% of the value of its total assets in the securities of any two issuers; more than 80% of the value of its total assets in the securities of any three issuers; or more than 90% of the value of its total assets in the securities of any four issuers. In the case of government securities, each U.S. Governmental agency or instrumentality is generally treated as a separate issuer. If the Fund fails to satisfy these diversification requirements on the last day of a quarter of a calendar year, the owner of a Variable Contract that holds shares in the Fund during the calendar quarter in which the failure occurs could become subject to current federal taxation at ordinary income rates with respect to income on the Variable Contract.

[SIDENOTE]

NAV per Class VC share is calculated, under normal circumstances, each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives the order in proper form. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board.

VARIABLE CONTRACTS include variable annuity contracts and variable life insurance policies.

SHORT-TERM OR EXCESSIVE TRADING. There is a significant risk that the Fund and its shareholders may be adversely affected by short-term or excessive trading activity in shares of the Fund, particularly activity such as exchanges in Variable Contract investment options or other activity initiated by Variable Contract owners designed to try to take advantage of short-term swings in the market. Accordingly, the Fund reserves the right to reject any purchase order, including those purchase orders with respect to shareholders or accounts whose trading the Fund determines has been or may be disruptive to the Fund's investment activities or that may otherwise adversely affect the Fund.


6 | Your Investment

     For information about the federal income tax treatment of distributions to the separate Variable Contract accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.

     Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES

     Certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value of the Class VC Shares held in the insurance company's separate account to service and maintain Variable Contract owners' accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners' inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxies, shareholder reports, annual and semi-annual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to do so under federal and state statutes, rules and regulations.

     The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund.

                                                             Your Investment | 7

TO OBTAIN INFORMATION:

BY TELEPHONE.  Call the Fund at:     ADDITIONAL INFORMATION
888-522-2388


BY MAIL.  Write to the Fund at:         This Prospectus is intended for use in
The Lord Abbett Family of Funds         connection with a Variable Contract
90 Hudson Street                        Plan. More information on this Fund is
Jersey City, NJ 07302-3973              or will be available free upon request,
                                        including:
VIA THE INTERNET.
LORD, ABBETT & CO. LLC                  ANNUAL/SEMI-ANNUAL REPORT
www.LordAbbett.com
                                        The Fund's Annual and Semi-Annual
Text only versions of Fund              Reports contain more information about
documents can be viewed                 the Fund's investments and performance.
online or downloaded from the           The Annual Report also includes details
SEC: www.sec.gov.                       about the market conditions and
                                        investment strategies that had a
You can also obtain copies by           significant effect on the Fund's
visiting the SEC's Public Reference     performance during the last fiscal year.
Room in Washington, DC (phone
202-942-8090) or by sending your        STATEMENT OF ADDITIONAL INFORMATION
request and a duplicating fee to        ("SAI")
the SEC's Public Reference Section,
Washington, DC 20549-0102 or by         Provides more details about the Fund and
sending your request electronically     its policies. A current SAI is on file
to publicinfo@sec.gov.                  with the Securities and Exchange
                                        Commission ("SEC") and is incorporated
                                        by reference (is legally considered part of this Prospectus).

[LORD ABBETT LOGO]

 Lord Abbett Mutual Fund shares are distributed by:
            LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City, New Jersey 07302-3973

                             Lord Abbett Series Fund, Inc.              LASF-GOP
                                Growth Opportunities Portfolio          (5/03)

                             SEC FILE NUMBERS: 811-5876
--------------------------------------------------------------------------------

LORD ABBETT                                                        [GRAPHIC]


                                                                     MAY 1,
                                                                      2003


LORD ABBETT SERIES FUND -                                          PROSPECTUS
         INTERNATIONAL PORTFOLIO






--------------------------------------------------------------------------------
SERVES AS AN UNDERLYING INVESTMENT VEHICLE FOR VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES.


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                                                  PAGE
                              THE FUND

            What you should know   Goal                                             2
                  about the Fund   Principal Strategy                               2
                                   Main Risks                                       2
                                   Performance                                      3
                                   Fees and Expenses                                4
                                   Additional Investment Information                5
                                   Management                                       6

                             YOUR INVESTMENT

        Information for managing   Purchases and Redemptions                        7
               your Fund account   Conflicts of Interest                            7
                                   Distributions and Taxes                          7
                                   Services Agreement and Administrative Services   8

                        FINANCIAL INFORMATION

                                   Financial Highlights                             9

                       ADDITIONAL INFORMATION

How to learn more about the Fund   Back Cover
     and other Lord Abbett Funds

                                    THE FUND

GOAL

     The Fund's investment objective is long-term capital appreciation.

PRINCIPAL STRATEGY


     To pursue this goal, the Fund primarily invests in stocks of companies principally based outside the United States. Under normal circumstances, the Fund will invest at least 80% of its net assets in stocks of companies headquartered in at least three different countries outside the United States. The Fund normally intends to invest at least 65% of its net assets in stocks of small companies, those with market capitalizations of less than $2.5 billion. The Fund may invest its remaining assets in equity securities of larger companies. This market capitalization threshold may vary in response to changes in the markets. Equity securities may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.


     In selecting investments for the Fund, we look for:

     - developing global trends to identify industries that will produce above-trend sales growth,

     - companies we see as having the best potential for sales and profit growth, and

     -    companies whose shares are attractively valued.

MAIN RISKS


     The Fund is subject to the general risks and considerations associated with equity investing. The value of your investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Although some of the companies in which the Fund may invest may exhibit earnings and revenue growth above the market trend, the stocks of these companies may be more volatile and may drop in value if earnings and revenue growth do not meet expectations. In addition, the Fund is subject to the risks of investing in foreign securities and in the securities of small companies.

     Investing in small companies generally involves greater risks than investing in the stocks of large companies. Small companies may be less able to weather economic shifts or other adverse developments than larger, more established companies. They may have less experienced management and unproven track records. They may rely on limited product lines and have limited financial resources. These factors may make them more susceptible to setbacks or economic downturns. Small-company stocks tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies. In addition, there may be less liquidity in small-company stocks, subjecting them to greater price fluctuations than larger-company stocks.

     Foreign securities may pose greater risks than domestic securities. Foreign markets and the securities traded in them may not be subject to the same degree of regulation as U.S. markets. Securities clearance, settlement procedures and trading practices may be different, and transaction costs may be higher in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls. With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes, and political or social instability that could affect investments in those countries. These risks can be greater in the case of emerging country securities.

     Investing in foreign companies generally involves some degree of information risk. That means that key information about an issuer, security or market may be inaccurate or unavailable.


     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

[SIDENOTE]


WE OR THE FUND OR INTERNATIONAL PORTFOLIO REFERS to the International Portfolio, a portfolio or series of the Lord Abbett Series Fund, Inc. (the "Company").

ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.


2 - The Fund

                                                         INTERNATIONAL PORTFOLIO

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class VC shares from calendar year to calendar year. The Fund's shares are currently sold only to certain insurance company separate accounts that fund variable annuity contracts and variable life insurance policies. This chart does not reflect the sales charges or other expenses of such contracts. If those sales charges and expenses were reflected, returns would be less.

--------------------------------------------------------------------------------
BAR CHART (PER CALENDAR YEAR) -- CLASS VC SHARES
--------------------------------------------------------------------------------

[CHART]

2000    -25.1%
2001    -26.7%
2002    -17.7%

BEST QUARTER 1st Q '00 +10.2%
WORST QUARTER 4th Q '00 -20.8%


     The table below shows how the average annual total returns of the Fund's Class VC shares compare to those of a broad-based securities market index.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2002
--------------------------------------------------------------------------------


                                                            1 YEAR       LIFE OF FUND(1)
Class VC Shares                                              -17.70%        -15.03%

Salomon Smith Barney Small Cap World ex-US Index(2)           -4.66%         -6.71%(3)
-----------------------------------------------------------------------------------------


(1)  The date of inception for Class VC is 9/15/99.

(2) Performance for the unmanaged index does not reflect fees or expenses. The performance of the index is not necessarily representative of the Fund's performance.

(3) Represents total return for the period 9/30/99 to 12/31/02, to correspond with the period shown.


                                                                    The Fund - 3

                                                         INTERNATIONAL PORTFOLIO

FEES AND EXPENSES


     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     The purpose of the fee table below is to help variable contract owners investing in the Fund to understand the various Fund expenses. The fee table, including the example below, shows only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges, applicable to the various insurance products that invest in the Fund are not reflected in this fee table. If such fees and expenses were reflected in the table, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.


--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES (Fees paid directly from your investment)

Maximum Sales Charge on Purchases (as a % of offering price)              N/A

Maximum Deferred Sales Charge                                             N/A

ANNUAL FUND OPERATING EXPENSES (Expenses deducted from Fund assets)
(as a % of average net assets)

Management Fees (See "Management")                                        1.00%

Other Expenses(1)(2)                                                      2.88%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)                                   3.88%
--------------------------------------------------------------------------------
      Expense Reimbursement(1)(2)                                         2.48%

      Net Expenses(2)                                                     1.40%
--------------------------------------------------------------------------------


(1) "Other Expenses," "Total Annual Fund Operating Expenses," and "Expense Reimbursement" have been restated based on estimates for the current fiscal year.

(2) For the year 2003, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. The example does not reflect variable contract expenses, fees and charges. If these expenses, fees and charges were included, your costs would be higher. Based on these assumptions your costs would be:


                          1 YEAR           3 YEARS           5 YEARS         10 YEARS
Class VC Shares            $143             $955            $1,787            $3,948
-------------------------------------------------------------------------------------


[SIDENOTE]

OTHER EXPENSES include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain insurance companies for providing recordkeeping or other administrative services in connection with investments in the Fund.


4 - The Fund

ADDITIONAL INVESTMENT INFORMATION

     This section describes some investment techniques used by the Fund and some of the risks associated with those techniques.


     ADJUSTING INVESTMENT EXPOSURE. The Fund will be subject to the risks associated with investments. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices, and other factors. For example, the Fund may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with the Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses.

     DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts ("ADRs") and similar depositary receipts. ADRs, typically issued by a financial institution (a "depositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S., including increased market, liquidity, currency, political, information and other risks. For purposes of the Funds' investment policies, ADRs are treated as foreign securities.


     EMERGING COUNTRIES RISK. The Fund may invest in emerging country securities. The securities markets of emerging countries tend to be less liquid, especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and not be subject to as extensive and frequent accounting, financial and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions.


     FOREIGN CURRENCY TRANSACTIONS. The Fund may, but is not required to, engage in various types of foreign currency exchange transactions to seek to hedge against the risk of loss from changes in currency exchange rates. The Fund may employ a variety of investments and techniques including spot and forward foreign exchange transactions, currency swaps, listed or OTC options on currencies, and currency futures and options on currency futures.


     There is no guarantee that these hedging activities will be successful, and they may result in losses. Although the Fund may use foreign exchange transactions to hedge against adverse currency movements, foreign exchange transactions involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective. To the extent that the Fund hedges against anticipated currency movements which do not occur, the Fund may realize losses. Foreign exchange transactions may subject the Fund to the risk that the counterparty will be unable to honor its financial obligation to the Fund, and the risk that relatively small market movements may result in large changes in the value of a foreign exchange instrument. If the Fund cross-hedges, the Fund will face the risk that the foreign exchange instrument purchased will not correlate as expected with the position being hedged.

                                                                  The Fund - 5

     TEMPORARY DEFENSIVE INVESTMENTS. At times the Fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities and comparable foreign fixed income securities. These investments could reduce the benefit from any upswing in the market and prevent a Fund from achieving its investment objective.


MANAGEMENT


     The Fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $48 billion in more than 40 mutual fund portfolios and other advisory accounts as of February 28, 2003.

     Lord Abbett is entitled to a management fee based on the Fund's average daily net assets. The fee is calculated daily and payable monthly. For the fiscal year ended December 31, 2002, the fee paid to Lord Abbett by the Fund was equal to 1% of the Fund's average daily net assets.

     In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at the annual rate of .04% of the Fund's average daily net assets. The Fund pays all expenses not expressly assumed by Lord Abbett. Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of .40% of its average daily net assets.


     INVESTMENT MANAGERS. Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments.


     The investment management team is headed by Ingrid C. Holm, Investment Manager-- Global Equity Investment. The other senior member of the team is Robert G. Morris. Ms. Holm joined Lord Abbett in 2001, from Batterymarch Financial Management, Inc., where she served as Portfolio Manager-- International from 2000 to 2001, prior thereto she held various positions at the Prudential Insurance Company of America, most recently as a Global Equity Portfolio Manager. Ms. Holm is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1982. Mr. Morris, Partner and Director of Equity Investments, joined Lord Abbett in 1991. Mr. Morris is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1971.


6 - The Fund

                                YOUR INVESTMENT

PURCHASES AND REDEMPTIONS


     This Prospectus offers, at net asset value ("NAV"), one class of shares named International Portfolio that is also referred to in this Prospectus as Class VC. These shares of the Fund are not offered directly to the public. Rather, these shares are currently offered only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. These insurance companies sell VARIABLE CONTRACTS that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares. In selecting broker/dealers to execute transactions for the Fund's portfolio, if two or more broker/dealers are considered capable of best execution, the Fund may prefer the broker/dealer which has sold Fund shares through the sale of such Variable Contracts.


CONFLICTS OF INTEREST


     As discussed above, shares offered by this Prospectus are currently available only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. Although the Fund does not currently anticipate any disadvantages to policy owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intends to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell its securities at disadvantageous prices.


DISTRIBUTIONS AND TAXES


     The Fund expects to pay its shareholders dividends from its net investment income annually and to distribute its net capital gains (if any) annually as "capital gains distributions."

     The Fund intends to comply with the diversification requirements, contained in Section 817(h) of the Internal Revenue Code of 1986, as amended, and the Treasury regulations thereunder, that apply to investments by Variable Contracts. To satisfy these requirements, the Fund generally will not be permitted to invest more than 55% of the value of its total assets in the securities of a single issuer; more than 70% of the value of its total assets in the securities of any two issuers; more than 80% of the value of its total assets in the securities of any three issuers; or more than 90% of the value of its total assets in the securities of any four issuers. In the case of government securities, each U.S. Governmental agency or instrumentality is generally treated as a separate issuer. If the Fund fails to satisfy these diversification requirements on the last day of a quarter of a calendar year, the owner of a Variable Contract that holds shares in the Fund during the calendar quarter in which the failure occurs could become subject to current federal taxation at ordinary income rates with respect to income on the Variable Contract.


[SIDENOTE]


NAV per Class VC share is calculated, under normal circumstances, each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives the order in proper form. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board. Certain foreign securities that are primarily listed on foreign exchanges may trade on weekends or days when the Fund's NAV is not calculated. As a result, the Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.


VARIABLE CONTRACTS include variable annuity contracts and variable life insurance policies.


SHORT-TERM OR EXCESSIVE TRADING. There is a significant risk that the Fund and its shareholders may be adversely affected by short-term or excessive trading activity in shares of the Fund, particularly activity such as exchanges in Variable Contract investment options or other activity initiated by Variable Contract owners designed to try to take advantage of short-term swings in the market. Accordingly, the Fund reserves the right to reject any purchase order, including those purchase orders with respect to shareholders or accounts whose trading the Fund determines has been or may be disruptive to the Fund's investment activities or that may otherwise adversely affect the Fund.


                                                            Your Investment - 7

     For information about the federal income tax treatment of distributions to the separate Variable Contract accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.

     Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.


SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES

     Certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value of the Class VC Shares held in the insurance company's separate account to service and maintain Variable Contract owners' accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners' inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxies, shareholder reports, annual and semi-annual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to do so under federal and state statutes, rules and regulations.

     The Fund may also compensate certain insurance companies, third-party administrators, and other entities for providing record keeping, sub-transfer agency and other administrative services to the Fund.


8 - Your Investment

                                                         INTERNATIONAL PORTFOLIO

                             FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS


     This table describes the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audits of the Fund's financial statements. Financial statements and the Independent Auditors' Report thereon appear in the 2002 Annual Report to Shareholders, and are incorporated by reference in the Statement of Additional Information, which is available upon request. The total return information for the Fund shown in the table below does not reflect expenses of a separate account or any variable contracts. If such charges were included, the total return figures would be lower for the periods shown.


-----------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED 12/31                   9/15/1999(c)
                                                                 ----------------------------------------------       TO
PER SHARE OPERATING PERFORMANCE                                    2002              2001             2000        12/31/1999
NET ASSET VALUE, BEGINNING OF PERIOD                                $6.26             $8.56            $11.86        $10.00
INVESTMENT OPERATIONS
 Net investment income                                                .03(b)            .04(b)            .17(b)        .03(b)
 Net realized and unrealized gain (loss)                            (1.14)            (2.33)            (3.15)         2.88
-----------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                    (1.11)            (2.29)            (2.98)         2.91
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                               (.05)             (.01)             (.24)         (.03)
 Net realized gain                                                     --                --              (.08)        (1.02)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  (.05)             (.01)             (.32)        (1.05)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $5.10            $ 6.26            $ 8.56        $11.86
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                                    (17.70)%          (26.73)%          (25.05)%       29.39%(d)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses, including waiver and expense reductions                   1.35%             1.03%               --            --
 Expenses, excluding waiver and expense reductions                   5.77%             6.15%             2.37%         1.53%(d)
 Net investment income                                                .45%              .64%             1.49%          .27%(d)
-----------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED 12/31                     9/15/1999(c)
                                                                 ----------------------------------------------         TO
SUPPLEMENTAL DATA:                                                 2002              2001               2000        12/31/1999
NET ASSETS, END OF PERIOD (000)                                    $1,770            $1,081              $824          $663
PORTFOLIO TURNOVER RATE                                             59.34%            52.43%            18.68%        38.29%
-----------------------------------------------------------------------------------------------------------------------------



(a)  Total return assumes the reinvestment of all distributions.

(b)  Calculated using average shares outstanding during the period.

(c)  Commencement of operations.

(d)  Not annualized.


                                                      Financial Information - 9

TO OBTAIN INFORMATION:

BY TELEPHONE. Call the Fund at:         ADDITIONAL INFORMATION
(888)522-2388

BY MAIL.  Write to the Fund at:         This Prospectus is intended for use
The Lord Abbett Family of Funds         in connection with a Variable
90 Hudson Street                        Contract Plan. More information on
Jersey City, NJ 07302-3973              this Fund is available free upon
                                        request including:
VIA THE INTERNET.
LORD, ABBETT & CO. LLC                  ANNUAL/SEMI-ANNUAL REPORT
www.LordAbbett.com
                                        The Fund's Annual and Semi-Annual
Text only versions of Fund              Reports contain more information
documents can be viewed online or       about the Fund's investments and
downloaded from the SEC:                performance. The Annual Report also
www.sec.gov.                            includes details about the market
                                        conditions and investment
You can also obtain copies by           strategies that had a significant
visiting the SEC's Public Reference     effect on the Fund's performance
Room in Washington, DC (phone           during the last fiscal year.
202-942-8090) or by sending your
request and a duplicating fee to        STATEMENT OF ADDITIONAL INFORMATION
the SEC's Public Reference Section,     ("SAI")
Washington, DC 20549-0102 or by
sending your request electronically     Provides more details about the
to publicinfo@sec.gov.                  Fund and its policies. A current
                                        SAI is on file with the Securities
                                        and Exchange Commission ("SEC") and
                                        is incorporated by reference (is
                                        legally considered part of this
                                        Prospectus).


                 [LORD ABBETT LOGO]

 Lord Abbett Mutual Fund shares are distributed by:
             LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City, New Jersey 07302-3973


                Lord Abbett Series Fund, Inc.                          LASF-IP-1
                  International Portfolio                                 (5/03)

                SEC FILE NUMBERS: 811-5876
--------------------------------------------------------------------------------

LORD ABBETT                                                         [GRAPHIC]


LORD ABBETT SERIES FUND -
  MID-CAP VALUE PORTFOLIO


                                                                    MAY 1, 2003


                                                                    PROSPECTUS


-------------------------------------------------------------------------------
SERVES AS AN UNDERLYING INVESTMENT VEHICLE FOR VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES.


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                                  PAGE
                              THE FUND

            What you should know   Goal                                             2
                  about the Fund   Principal Strategy                               2
                                   Main Risks                                       2
                                   Performance                                      3
                                   Fees and Expenses                                4
                                   Additional Investment Information                5
                                   Management                                       6

                             YOUR INVESTMENT

        Information for managing   Purchases and Redemptions                        7
               your Fund account   Conflicts of Interest                            7
                                   Distributions and Taxes                          7
                                   Services Agreement and Administrative Services   8

                        FINANCIAL INFORMATION

                                   Financial Highlights                             9

                       ADDITIONAL INFORMATION

How to learn more about the Fund   Back Cover
     and other Lord Abbett Funds

                                    THE FUND

GOAL

     The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

PRINCIPAL STRATEGY


     To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies, those with a market capitalization of roughly $500 million to $10 billion, at the time of purchase. This market capitalization range may vary in response to changes in the markets. The Fund will provide shareholders with at least 60 days' notice of any change in this policy. Equity securities in which the Fund may invest include common stocks, convertible bonds, convertible preferred stocks, warrants and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.


     In selecting investments, the Fund, using a value approach, tries to identify stocks of companies that have the potential for significant market appreciation, due to growing recognition of improvement in their financial results, or increasing anticipation of such improvement. In trying to identify those companies, we look for such factors as:

     -    changes in economic and financial environment
     -    new or improved products or services
     -    new or rapidly expanding markets
     -    changes in management or structure of the company
     -    price increases for the company's products or services
     - improved efficiencies resulting from new technologies or changes in distribution
     - changes in government regulations, political climate or competitive conditions

MAIN RISKS


     The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The stocks of mid-sized companies may perform differently than the market as a whole and other types of stocks, such as large-company stocks and growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

     Investments in mid-sized company stocks generally involve greater risks than investments in large-company stocks. Mid-sized companies may be less able to weather economic shifts or other adverse developments than larger, more established companies. They may have less experienced management and unproven track records. They may rely on limited product lines and have more limited financial resources. These factors may make them more susceptible to setbacks or economic downturns. Mid-sized company stocks tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies. In addition, there may be less liquidity in mid-sized company stocks, subjecting them to greater price fluctuations than larger company stocks.


     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

[SIDENOTE]


WE OR THE FUND OR MID-CAP VALUE PORTFOLIO refers to the Mid-Cap Value Portfolio, a portfolio or series of the Lord Abbett Series Fund, Inc. (the "Company").


ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

VALUE STOCKS are stocks of companies that we believe the market undervalues according to certain financial measurements of their intrinsic worth or business prospects.

2 - The Fund

                                                         MID-CAP VALUE PORTFOLIO

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class VC shares from calendar year to calendar year. The Fund's shares are currently sold only to certain insurance company separate accounts that fund variable annuity contracts and variable life insurance policies. This chart does not reflect the sales charges or other expenses of such contracts. If those sales charges and expenses were reflected, returns would be less.

--------------------------------------------------
Bar Chart (per calendar year) -- Class VC Shares
--------------------------------------------------

[CHART]

2000    52.4%
2001     8.1%
2002    -9.8%

BEST QUARTER 4th Q '00 +14.7%
WORST QUARTER 3rd Q '02 -14.7%

     The table below shows how the average annual total returns of the Fund's Class VC shares compare to those of a broad-based securities market index.

--------------------------------------------------------------------------------
Average Annual Total Returns Through December 31, 2002
--------------------------------------------------------------------------------


                                            1 YEAR       LIFE OF FUND(1)
Class VC Shares                               -9.78%         12.32%
--------------------------------------------------------------------------------
S&P MidCap 400/Barra Value Index(2)          -10.10%          8.94%(3)
--------------------------------------------------------------------------------


(1)  The date of inception for Class VC is 9/15/99.


(2) Performance for the unmanaged index does not reflect fees or expenses. The performance of the index is not necessarily representative of the Fund's performance.

(3) Represents total returns for the period 9/30/99 to 12/31/02, to correspond with the period shown.


                                                                    The Fund - 3

                                                         MID-CAP VALUE PORTFOLIO

FEES AND EXPENSES


     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     The purpose of the fee table below is to help variable contract owners investing in the Fund to understand the various Fund expenses. The fee table, including the example below, shows only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges, applicable to the various insurance products that invest in the Fund are not reflected in this fee table. If such fees and expenses were reflected in the table, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
SHAREHOLDER FEES (Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a % of offering price)               N/A
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge                                              N/A
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (Expenses
deducted from Fund assets) (as a % of average net assets)
--------------------------------------------------------------------------------
Management Fees (See "Management")                                         0.75%
--------------------------------------------------------------------------------
Other Expenses(1)(2)                                                       0.40%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)(2)                                 1.15%
--------------------------------------------------------------------------------


(1) "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated based on estimates for the current fiscal year.

(2) For the year 2003, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. The example does not reflect variable contract expenses, fees and charges. If these expenses, fees and charges were included, your costs would be higher. Based on these assumptions your costs would be:

                          1 YEAR        3 YEARS        5 YEARS      10 YEARS
Class VC Shares            $117          $365           $633         $1,398
--------------------------------------------------------------------------------

[SIDENOTE]


OTHER EXPENSES include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain insurance companies for providing recordkeeping or other administrative services in connection with investments in the Fund.


4 - The Fund

ADDITIONAL INVESTMENT INFORMATION

     This section describes some investment techniques used by the Fund and some of the risks associated with those techniques.


     ADJUSTING INVESTMENT EXPOSURE. The Fund will be subject to the risks associated with investments. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices, and other factors. For example, the Fund may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with the Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses.

     DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts ("ADRs") and similar depositary receipts. ADRs, typically issued by a financial institution (a "depositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S., including increased market, liquidity, currency, political, information and other risks.

     FOREIGN SECURITIES. The Fund may invest up to 10% of its net assets in foreign securities that are primarily traded outside the United States. This limitation does not include ADRs. Foreign securities may pose greater risks than domestic securities. Foreign markets and the securities traded in them may not be subject to the same degree of regulation as U.S. markets. As a result, there may be less information publicly available about foreign companies than most U.S. companies. Securities clearance, settlement procedures and trading practices may be different, and transaction costs may be higher in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls.

     TEMPORARY DEFENSIVE INVESTMENTS. At times the Fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities. These investments could reduce the benefit from any upswing in the market and prevent the Fund from achieving its investment objective.


                                                                  The Fund - 5

MANAGEMENT


     The Fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $48 billion in more than 40 mutual fund portfolios and other advisory accounts as of February 28, 2003.

     Lord Abbett is entitled to a management fee based on the Fund's average daily net assets. The fee is calculated daily and payable monthly. For the fiscal year ended December 31, 2002, the fee paid to Lord Abbett by the Fund was equal to .75% of the Fund's average daily net assets.

     In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at the annual rate of .04% of the Fund's average daily net assets. The Fund pays all expenses not expressly assumed by Lord Abbett. Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of .40% of its average daily net assets.

     INVESTMENT MANAGERS. Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments. Edward von der Linde, Partner and Investment Manager, heads the team, the other senior members of which are Eileen Banko, Howard Hansen, and David Builder. Mr. von der Linde joined Lord Abbett in 1988 and has been in the investment business since 1985. Mr. Hansen, Partner and Investment Manager, joined Lord Abbett in 1995, is a holder of a Chartered Financial Analyst designation, and has been in the investment business since 1985. Ms. Banko, Equity Analyst, joined Lord Abbett in 1990 and has been in the investment business since 1989. Mr. Builder, Equity Analyst, joined Lord Abbett in 1998. Before joining Lord Abbett he served as an Equity Analyst at Bear Stearns. Mr. Builder has been in the investment business since 1987.


6 - The Fund

                                YOUR INVESTMENT

PURCHASES AND REDEMPTIONS


     This Prospectus offers, at net asset value ("NAV"), one class of shares named Mid-Cap Value Portfolio that is also referred to in this prospectus as Class VC. These shares of the Fund are not offered directly to the public. Rather, these shares are currently offered only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. These insurance companies sell Variable Contracts that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares. In selecting broker/dealers to execute transactions for the Fund's portfolio, if two or more broker/dealers are considered capable of best execution, the Fund may prefer the broker/dealer which has sold Fund shares through the sale of such Variable Contracts.


CONFLICTS OF INTEREST


     As discussed above, shares offered by this Prospectus are currently available only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. Although the Fund does not currently anticipate any disadvantages to policy owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intends to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell its securities at disadvantageous prices.


DISTRIBUTIONS AND TAXES


     The Fund expects to pay its shareholders dividends from its net investment income annually and to distribute its net capital gains (if any) annually as "capital gains distributions."

     The Fund intends to comply with the diversification requirements, contained in Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury regulations thereunder, that apply to investments by Variable Contracts. To satisfy these requirements, the Fund generally will not be permitted to invest more than 55% of the value of its total assets in the securities of a single issuer; more than 70% of the value of its total assets in the securities of any two issuers; more than 80% of the value of its total assets in the securities of any three issuers; or more than 90% of the value of its total assets in the securities of any four issuers. In the case of government securities, each U.S. Governmental agency or instrumentality is generally treated as a separate issuer. If the Fund fails to satisfy these diversification requirements on the last day of a quarter of a calendar year, the owner of a Variable Contract that holds shares in the Fund during the calendar quarter in which the failure occurs could become subject to current federal taxation at ordinary income rates with respect to income on the Variable Contract.


[SIDENOTE]


NAV per Class VC share is calculated, under normal circumstances, each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives the order in proper form. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board. Certain foreign securities that are primarily listed on foreign exchanges may trade on weekends or days when the Fund's NAV is not calculated. As a result, the Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.


VARIABLE CONTRACTS include variable annuity contracts and variable life insurance policies.


SHORT-TERM OR EXCESSIVE TRADING. There is a significant risk that the Fund and its shareholders may be adversely affected by short-term or excessive trading activity in shares of the Fund, particularly activity such as exchanges in Variable Contract investment options or other activity initiated by Variable Contract owners designed to try to take advantage of short-term swings in the market. Accordingly, the Fund reserves the right to reject any purchase order, including those purchase orders with respect to shareholders or accounts whose trading the Fund determines has been or may be disruptive to the Fund's investment activities or that may otherwise adversely affect the Fund.


                                                           Your Investment - 7

     For information about the federal income tax treatment of distributions to the separate Variable Contract accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.


     Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.


SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES

     Certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value of the Class VC Shares held in the insurance company's separate account to service and maintain Variable Contract owners' accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners' inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxies, shareholder reports, annual and semi-annual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request from time to time, to the extent the insurance company is permitted to do so under federal and state statutes, rules and regulations.

     The Fund may also compensate certain insurance companies, third-party administrators, and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund.


8 - Your Investment

                                                         MID-CAP VALUE PORTFOLIO
                             FINANCIAL INFORMATION
FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audits of the Fund's financial statements. Financial statements and the Independent Auditors' Report thereon appear in the 2002 Annual Report to Shareholders, and are incorporated by reference in the Statement of Additional Information, which is available upon request. The total return information for the Fund shown in the table below does not reflect expenses of a separate account or any variable contracts. If such charges were included, the total return figures would be lower for the periods shown.


------------------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED 12/31                   9/15/1999(c)
                                                              -----------------------------------------------         TO
Per Share Operating Performance                                  2002               2001              2000        12/31/1999
NET ASSET VALUE, BEGINNING OF PERIOD                             $15.45            $14.38             $9.87         $10.00
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net investment income                                              .14(b)            .13(b)            .26(b)         .05(b)
 Net realized and unrealized gain (loss)                          (1.65)             1.03              4.80           (.13)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                  (1.51)             1.16              5.06           (.08)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                             (.08)             (.05)             (.11)          (.05)
 Net realized gain                                                   --              (.04)             (.44)            --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                (.08)             (.09)             (.55)          (.05)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $13.86            $15.45            $14.38          $9.87
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                                   (9.78)%            8.05%            52.45%          (.82)%(d)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses, including waiver and expense reductions                 1.11%+             .99%               --             --
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding waiver and expense reductions                 1.16%             1.20%             1.56%          1.09%(d)
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                              .95%              .88%             2.11%           .51%(d)
------------------------------------------------------------------------------------------------------------------------------------

                                                                              YEAR ENDED 12/31                   9/15/1999(c)
                                                              -----------------------------------------------         TO
SUPPLEMENTAL DATA:                                               2002               2001              2000        12/31/1999
NET ASSETS, END OF PERIOD (000)                                $145,827           $35,386            $3,578           $532
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                           21.84%            27.83%            56.42%         22.92%
------------------------------------------------------------------------------------------------------------------------------------


(a)  Total return assumes the reinvestment of all distributions.

(b)  Calculated using average shares outstanding during the period.

(c)  Commencement of operations.

(d)  Not annualized.

+ Expenses have been increased by .01% to reflect the expense associated with income earned from securities lending activity.

                                                     Financial Information - 9

TO OBTAIN INFORMATION:

BY TELEPHONE. Call the Fund at:             ADDITIONAL INFORMATION
888-522-2388

BY MAIL. Write to the Fund at:              This Prospectus is intended for
The Lord Abbett Family of Funds             use in connection with a Variable
90 Hudson Street                            Contract Plan. More information on
Jersey City, NJ 07302-3973                  this Fund is available free upon
                                            request, including:

VIA THE INTERNET.                           ANNUAL/SEMI-ANNUAL REPORT
LORD, ABBETT & CO. LLC
www.LordAbbett.com                          The Fund's Annual and Semi-Annual
                                            Reports contain more information
Text only versions of Fund                  about the Fund's investments and
documents can be viewed                     performance. The Annual Report
online or downloaded from the               also includes details about the
SEC: www.sec.gov.                           market conditions and investment
                                            strategies that had a significant
You can also obtain copies by               effect on the Fund's performance
visiting the SEC's Public Reference         during the last fiscal year.
Room in Washington, DC (phone
202-942-8090) or by sending your            STATEMENT OF ADDITIONAL INFORMATION
request and a duplicating fee to            ("SAI")
the SEC's Public Reference Section,
Washington, DC 20549-0102 or by             Provides more details about the Fund
sending your request electronically         and its policies. A current SAI is
to publicinfo@sec.gov.                      on file with the Securities and
                                            Exchange Commission ("SEC") and is
                                            incorporated by reference (is
                                            legally considered part of this
                                            Prospectus).


[LORD ABBETT LOGO]

Lord Abbett Mutual Fund shares are distributed by:
         LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City, New Jersey 07302-3973


                         Lord Abbett Series Fund, Inc.               LASF-MCVP-1
                           Mid-Cap Value Portfolio                   (5/03)

                          SEC FILE NUMBER: 811-5876
--------------------------------------------------------------------------------

LORD ABBETT

STATEMENT OF ADDITIONAL INFORMATION                                  MAY 1, 2003



                          LORD ABBETT SERIES FUND, INC.
                               ALL VALUE PORTFOLIO
                            AMERICA'S VALUE PORTFOLIO
                            BOND-DEBENTURE PORTFOLIO
                           GROWTH AND INCOME PORTFOLIO
                         GROWTH OPPORTUNITIES PORTFOLIO
                             INTERNATIONAL PORTFOLIO
                             MID-CAP VALUE PORTFOLIO


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. A Prospectus may be obtained from Lord Abbett Distributor LLC ("Lord Abbett Distributor") at 90 Hudson Street, Jersey City, New Jersey 07302-3973. This SAI relates to, and should be read in conjunction with, the Prospectuses dated May 1, 2003 for All Value Portfolio, America's Value Portfolio, Bond-Debenture Portfolio, Growth and Income Portfolio, Growth Opportunities Portfolio, International Portfolio, and Mid-Cap Value Portfolio (each individually a "Fund", or, collectively, the "Funds").

Shareholder inquiries should be made by directly writing to the Lord Abbett Series Fund, Inc. or by calling 800-821-5129. The Annual Report to Shareholders is available without charge, upon request by calling 888-522-2388.



       TABLE OF CONTENTS                                             PAGE
       1.     Fund History                                             2
       2.     Investment Policies                                      2
       3.     Management of the Funds                                 14
       4      Control Persons and Principal Holders of Securities     22
       5.     Investment Advisory and Other Services                  24
       6.     Brokerage Allocations and Other Practices               25
       7.     Classes of Shares                                       27
       8.     Purchases, Redemptions and Shareholder Services         27
       9.     Taxation of the Funds                                   28
       10.    Underwriter                                             29
       11.    Performance                                             30
       12.    Financial Statements                                    30
       Appendix                                                       31

                                       1.
                                  FUND HISTORY


Lord Abbett Series Fund, Inc. (the "Company") was incorporated under Maryland law in 1989. The Company has 1,000,000,000 shares of authorized capital stock, $0.001 par value. The Company has seven funds, series, or portfolios, all of which are described in this SAI: All Value Portfolio, America's Value Portfolio, Bond-Debenture Portfolio, Growth and Income Portfolio, Growth Opportunities Portfolio, International Portfolio, and Mid-Cap Value Portfolio (each individually the "Fund" or, collectively, the "Funds"). The Funds are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (the "Act"). All Value Portfolio, America's Value Portfolio, Bond-Debenture Portfolio, Growth Opportunities Portfolio, International Portfolio, and Mid-Cap Value Portfolio are separate classes of the Company. Growth and Income Portfolio is a separate series of the Company with two classes of shares -- Variable Contract Class ("Class VC") and Pension Class. Each Fund's Prospectus and this SAI offer only Growth and Income Portfolio Class VC, and All Value Portfolio, America's Value Portfolio, Bond-Debenture Portfolio, Growth Opportunities Portfolio, International Portfolio, and Mid-Cap Value Portfolio shares, which also refer to the shares as "Class VC shares." The Board of Directors will allocate the authorized shares of capital stock among the Funds and classes from time to time.


                                       2.
                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS.

GROWTH AND INCOME PORTFOLIO. The Growth and Income Portfolio is subject to the following fundamental investment restrictions, that cannot be changed without the approval of a majority of the Fund's respective shareholders.

The Fund may not:

     (1) sell short securities or buy securities or evidences of interests therein on margin, although it may obtain short-term credit necessary for the clearance of purchases of securities;

     (2) buy or sell put or call options, although it may buy, hold or sell rights or warrants, write covered call options and enter into closing purchase transactions as discussed below;

     (3) borrow money which is in excess of one-third of the value of its total assets taken at market value (including the amount borrowed) and then only from banks as a temporary measure for extraordinary or emergency purposes (borrowings beyond 5% of such total assets may not be used for investment leverage to purchase securities but solely to meet redemption requests where the liquidation of the Fund's investment is deemed to be inconvenient or disadvantageous);

     (4) invest in securities or other assets not readily marketable at the time of purchase or subject to legal or contractual restrictions on resale except as described under "Restricted or Not Readily Marketable Securities for the Growth and Income Portfolio" below;

     (5) act as underwriter of securities issued by others, unless it is deemed to be one in selling a portfolio security requiring registration under the Securities Act of 1933, such as those described under "Restricted or Not Readily Marketable Securities for the Growth and Income Portfolio" below;

     (6) lend money or securities to any person except that it may enter into short-term repurchase agreements with sellers of securities it has purchased, and it may lend its portfolio securities to registered broker-dealers where the loan is 100% secured by cash or its equivalent as long as it complies with regulatory requirements and the Fund deems such loans not to expose the Fund to significant risk (investment in repurchase agreements exceeding seven days and in other illiquid investments is limited to a maximum of 5% of a Fund's assets);

     (7) pledge, mortgage or hypothecate its assets; however, this provision does not apply to permitted borrowing mentioned above or to the grant of escrow receipts or the entry into other similar escrow arrangements arising out of the writing of covered call options;

     (8) buy or sell real estate including limited partnership interests therein (except securities of companies, such as real estate investment trusts, that deal in real estate or interests therein), or oil, gas or other mineral leases, commodities or commodity contracts in the ordinary course of its business, except such interests and other property acquired as a result of owning other securities, though securities will not be purchased in order to acquire any of these interests;

     (9) invest more than 5% of its gross assets, taken at market value at the time of investment, in companies (including their predecessors) with less than three years' continuous operation;

     (10) buy securities if the purchase would then cause the Fund to have more than (i) 5% of its gross assets, at market value at the time of purchase, invested in securities of any one issuer, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) 25% of its gross assets, at market value at the time of purchase, invested in securities issued or guaranteed by a foreign government, its agencies or instrumentalities;

     (11) buy voting securities if the purchase would then cause the Fund to own more than 10% of the outstanding voting stock of any one issuer;

     (12) own securities in a company when any of its officers, directors or security holders is an officer or director of the Fund or an officer, director or partner of the Investment Manager or sub-adviser, if after the purchase any of such persons owns beneficially more than 1/2 of 1% of such securities and such persons together own more than 5% of such securities;

     (13) concentrate its investments in any particular industry, but if deemed appropriate for attainment of its investment objective, up to 25% of its gross assets (at market value at the time of investment) may be invested in any one industry classification used for investment purposes;

     (14) buy securities from or sell securities to the Fund's officers, directors, or employees, or to the Investment Manager or sub-adviser or to their partners, directors and employees; or

     (15) issue senior securities to the extent such issuance would violate applicable law.

The Fund's investment objectives described in the Prospectus and the Fund's investment restrictions described above can both be changed only with the approval of a majority of the outstanding shares of the affected Fund.


ALL VALUE PORTFOLIO, AMERICA'S VALUE PORTFOLIO, BOND-DEBENTURE PORTFOLIO, GROWTH OPPORTUNITIES PORTFOLIO, INTERNATIONAL PORTFOLIO AND MID-CAP VALUE PORTFOLIO.

The All Value Portfolio, America's Value Portfolio, Bond-Debenture Portfolio, Growth Opportunities Portfolio, International Portfolio, and Mid-Cap Value Portfolio are subject to the following investment restrictions that cannot be changed without approval of a majority of each Fund's outstanding shareholders.


Each Fund may not:

     (1) borrow money, except that (i) it may borrow from banks (as defined the Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) it may borrow up to an additional 5% of its total assets for temporary purposes, (iii) it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) it may purchase securities on margin to the extent permitted by applicable law;

     (2) pledge its assets (other than to secure borrowings, or to the extent permitted by each Fund's investment policies as permitted by applicable law);

     (3) engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (4) make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

     (5) buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein) or commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

     (6) with respect to 75% of its gross assets, buy securities of one issuer representing more than (i) 5% of its gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) 10% of the voting securities of such issuer;

     (7) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities); or

     (8) issue senior securities to the extent such issuance would violate applicable law.


Compliance with these investment restrictions will be determined at the time of purchase or sale of the portfolio investments.


NON-FUNDAMENTAL INVESTMENT RESTRICTIONS.


ALL VALUE PORTFOLIO, AMERICA'S VALUE PORTFOLIO, BOND-DEBENTURE PORTFOLIO, GROWTH AND INCOME PORTFOLIO, GROWTH OPPORTUNITIES PORTFOLIO, INTERNATIONAL PORTFOLIO AND MID-CAP VALUE PORTFOLIO.


In addition to the policies in each Fund's prospectus and the investment restrictions above that cannot be changed without shareholder approval, each Fund is also subject to the following non-fundamental investment restrictions that may be changed by the Board of Directors without shareholder approval. If and to the extent that any Non-Fundamental Investment Restriction conflicts or appears to conflict with a Fundamental Investment Restriction, the Fundamental Investment Restriction shall govern.

Each Fund may not:

     (1) make short sales of securities or maintain a short position except to the extent permitted by applicable law;

     (2) invest knowingly more than 15% of its net assets (at the time of investment), except for the Growth and Income Portfolio which shall not invest more than 5%, in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933, determined by Lord Abbett to be liquid;

     (3) invest in the securities of other investment companies as defined in the Act, except as permitted by applicable law;




     (4) invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of each Fund's total assets (included within such limitation, but not to exceed 2% of each Fund's total assets, are warrants that are not listed on the New York or American Stock Exchange or a major foreign exchange);

     (5) invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or other development programs, except that each Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities;

     (6) write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in its Prospectus and Statement of Additional Information, as they may be amended from time to time; or

     (7) buy from or sell to any of the Company's officers, directors, trustees, employees, or its investment adviser or any of the adviser's officers, partners or employees, any securities other than shares of the Company.


PORTFOLIO TURNOVER RATE. For the fiscal year ended December 31, 2002 and for the period from December 3, 2001 through December 31, 2001, the portfolio turnover rate was 105.79% and 21.07%, respectively, for the Bond-Debenture Portfolio. For the fiscal years ended December 31, 2002 and 2001 the portfolio turnover rate was 51.79% and 60.79%, respectively, for Growth and Income Portfolio; 59.34% and 52.43%, respectively, for International Portfolio; and 21.84% and 27.83%, respectively, for Mid-Cap Value Portfolio. The All Value Portfolio, America's Value Portfolio and Growth Opportunities Portfolio commenced operations on April 30, 2003.


ADDITIONAL INFORMATION ON PORTFOLIO RISKS, INVESTMENTS AND TECHNIQUES. The following sections provide further information on certain types of investments and investment techniques that may be used by each Fund, including their associated risks.

BORROWINGS. Each Fund may borrow money for certain purposes as described above under "Fundamental Investment Restrictions." If a Fund borrows money and experiences a decline in its net asset value, the borrowing could increase its losses.

CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. Convertible securities are preferred stocks or debt obligations that are convertible into common stock. They generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities have both equity and fixed income risk characteristics. Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. Generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security, like a fixed income security, tends to trade increasingly on a yield basis, and thus, may not decline in price to the same extent as the underlying common stock. The markets for convertible securities may be less liquid than markets for common stocks or bonds.

DEBT SECURITIES. Consistent with their respective investment objectives, each Fund may invest in debt securities, such as bonds, debentures, government obligations, commercial paper and pass-through instruments. The value of debt securities may fluctuate based on changes in interest rates and the issuer's financial condition. When interest rates rise or the issuer's financial condition worsens or is perceived by the market to be at greater risk, the value of debt securities tends to decline.


DEPOSITARY RECEIPTS. Each Fund, may invest in American Depositary Receipts ("ADRs") and similar depositary receipts. ADRs, typically issued by a financial institution (a "depositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S., including increased market, liquidity, currency, political, information and other risks.

FOREIGN CURRENCY TRANSACTIONS. In accordance with each Fund's investment objective and policies, the Funds may, but are not required to, engage in various types of foreign currency exchange transactions to seek to hedge against the risk of loss from changes in currency exchange rates. The Funds may employ a variety of investments and techniques, including spot and forward foreign exchange transactions, currency swaps, listed or OTC options on currencies, and currency futures and options on currency futures (collectively, "Foreign Exchange"). Currently, the Funds generally do not intend to hedge most currency risks.

Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Funds may engage in transactions in options on currencies either on exchanges or OTC markets.

Each Fund will not speculate in Foreign Exchange. Accordingly, each Fund will not hedge a currency in excess of the aggregate market value of the securities that it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. Each Fund may, however, hedge a currency by entering into a Foreign Exchange transaction in a currency other than the currency being hedged (a "cross-hedge"). Each Fund will only enter into a cross-hedge if we believe that
(i) there is a high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be more cost-effective or provide greater liquidity than executing a similar hedging transaction in the currency being hedged.

Foreign Exchange transactions involve substantial risks. Although the Funds will use Foreign Exchange transactions to hedge against adverse currency movements, Foreign Exchange transactions involve the risk that anticipated currency movements will not be accurately predicted and that the Funds' hedging strategies will be ineffective. To the extent that the Funds hedge against anticipated currency movements which do not occur, the Funds may realize losses. Foreign Exchange transactions may subject the Funds to the risk that the counterparty will be unable to honor its financial obligation to the Funds, and the risk that relatively small market movements may result in large changes in the value of a Foreign Exchange instrument. If the Funds cross-hedge, the Funds will face the risk that the Foreign Exchange instrument purchased will not correlate as expected with the position being hedged.

FOREIGN SECURITIES. The International Portfolio may invest all of its net assets in foreign securities of companies principally based outside the United States. The America's Value Portfolio and the Bond-Debenture Portfolio may invest up to 20% of their net assets in foreign securities that are primarily traded outside the United States. The All Value Portfolio, Growth and Income Portfolio, Growth Opportunities Portfolio, and the Mid-Cap Value Portfolio may invest up to 10% of their net assets in foreign securities that are primarily traded outside the United States. Foreign securities may involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers, including the following:


     - Foreign securities may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to foreign securities and changes in exchange control regulations (i.e., currency blockage). A decline in the exchange rate of the foreign currency in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security in U.S. dollars.
     - Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S.
     - Clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures may be unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.
     - Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a comparable U.S. issuer.
     - There is generally less government regulation of foreign markets, companies and securities dealers than in the U.S.
     - Foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.
     - Foreign securities may trade on days when a Fund does not sell shares. As a result, the value of a Fund's portfolio securities may change on days an investor may not be able to purchase or redeem Fund shares.

     - With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of a Fund, and political or social instability or diplomatic developments that could affect investments in those countries. In addition, a Fund may invest in less developed countries, sometimes referred to as emerging markets. The risks of investing in foreign markets are generally more severe in emerging markets.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Although each Fund has no current intention of doing so, each Fund may engage in futures and options on futures transactions in accordance with its investment objective and policies.


Futures contracts are standardized contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. In addition to incurring fees in connection with futures and options, an investor is required to maintain margin deposits. At the time of entering into a futures transaction or writing an option, an investor is required to deposit a specified amount of cash or eligible securities called "initial margin." Subsequent payments, called "variation margin," are made on a daily basis as the market price of the futures contract or option fluctuates.

The Funds may purchase and sell futures contracts, and purchase and write call and put options on futures contracts for bona fide hedging purposes, including to hedge against changes in interest rates, securities prices, or to the extent a Fund invests in foreign securities, currency exchange rates, or in order to pursue risk management strategies, including gaining efficient exposure to markets and minimizing transaction costs. The Funds may also enter into closing purchase and sale transactions with respect to such contracts and options. A Fund may not purchase or sell futures contracts, options on futures contracts or options on currencies traded on a CFTC-regulated exchange if the aggregate initial margin and premiums required to establish such positions would exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on any such contracts it has entered into.

Futures contracts and options on futures contracts present substantial risks, including the following:

     - While a Fund may benefit from the use of futures and related options, unanticipated market events may result in poorer overall performance than if the Fund had not entered into any futures or related options transactions.
     - Because perfect correlation between a futures position and a portfolio position that a Fund intends to hedge is impossible to achieve, a hedge may not work as intended, and the Fund may thus be exposed to additional risk of loss.
     - The loss that a Fund may incur in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.
     - Futures markets are highly volatile, and the use of futures may increase the volatility of a Fund's net asset value.
     - As a result of the low margin deposits normally required in futures and options on futures trading, a relatively small price movement in a contract may result in substantial losses to a Fund.
     - Futures contracts and related options may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.
     - The counterparty to an OTC contract may fail to perform its obligations under the contract.

STOCK INDEX FUTURES. Although the Funds have no current intention of doing so, each Fund may seek to reduce the volatility in its portfolio through the use of stock index futures contracts. A stock index futures contract is an agreement pursuant to which two parties agree, one to receive and the other to pay, on a specified date an amount of cash equal to a specified dollar amount -- established by an exchange or board of trade -- times the difference between the value of the index at the close of the last trading day of the contract and the price at which the futures contract is originally written. The purchaser pays no consideration at the time the contract is entered into; the purchaser only pays a good faith deposit.

The market value of a stock index futures contract is based primarily on the value of the underlying index. Changes in the value of the index will cause roughly corresponding changes in the market price of the futures contract. If a stock index is established that is made up of securities whose market characteristics closely parallel the market characteristics of the securities in the Funds' portfolios, then the market value of a futures contract on that index should fluctuate in a way closely resembling the market fluctuation of the portfolio. Thus, if a Fund sells futures contracts, a decline in the market value of the portfolio will be offset by an increase in the value of the short futures position to the extent of the hedge (i.e., the size of the futures position). Conversely, when a Fund has cash available (for example, through substantial sales of shares) and wishes to invest the cash in anticipation of a rising market, the Fund could rapidly hedge against the expected market increase by buying futures contracts to offset the cash position and thus cushion the adverse effect of attempting to buy individual securities in a rising market.

Stock Index Futures Contracts are subject to the same risks as other futures contracts discussed above under "Futures Contracts and Options on Futures Contracts." To date, the Funds have not entered into any stock index futures contracts and have no present intention to do so.


HIGH-YIELD DEBT SECURITIES. Bond-Debenture Portfolio may invest substantially all of its assets in high-yield debt securities. America's Value Portfolio may invest up to 30% of its assets in high-yield debt securities. High-yield debt securities (also referred to as "junk bonds") are rated BB/Ba or lower and typically pay a higher yield, but entail greater risks, than investment grade debt securities. When compared to investment grade debt securities, high-yield debt securities:


     - have a higher risk of default and their prices can be much more volatile due to lower liquidity;
     -    tend to be less sensitive to interest rate changes; and
     - pose a greater risk that exercise of any of their redemption or call provisions in a declining market may result in their replacement by lower-yielding bonds.

In addition, while the market for high-yield, corporate debt securities has been in existence for many years, the market in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly-leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession.

Since the risk of default is higher among high-yield debt securities, Lord Abbett's research and analyses are an important ingredient in the selection of such securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Funds seek to reduce this risk. There can be no assurance, however, that this risk will in fact be reduced and that losses will not occur. The Funds do not have any minimum rating criteria applicable to the fixed income securities in which they invest.


ILLIQUID SECURITIES. All Value Portfolio, America's Value Portfolio, Bond-Debenture Portfolio, Growth Opportunities Portfolio, International Portfolio and Mid-Cap Value Portfolio may invest up to 15% of their net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Growth and Income Portfolio may invest up to 5% of its net assets in illiquid securities. Illiquid securities include:


     -    Domestic and foreign securities that are not readily marketable.
     - Repurchase agreements and time deposits with a notice or demand period of more than seven days.
     - Certain restricted securities, unless Lord Abbett determines, subject to the oversight of the Board, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("144A Securities") and is liquid.

144A Securities may be resold to a qualified institutional buyer without registration and without regard to whether the seller originally purchased the security for investment. Investing in 144A Securities may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

INVESTMENT COMPANIES. Each Fund may invest in securities of other investment companies subject to limitations prescribed by the Act. These limitations include a prohibition on a Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which it invests. Such investment companies will generally be money market funds or have investment objectives, policies and restrictions substantially similar to those of the investing Fund and will be subject to substantially the same risks.

The Funds may, consistent with their investment policies, invest in investment companies established to accumulate and hold a portfolio of securities that is intended to track the price performance and dividend yield of a well-known securities index. The Funds may use such investment company securities for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of such securities may not perfectly parallel the price movement of the underlying index. An example of this type of security is the Standard & Poor's Depositary Receipt, commonly known as a "SPDR."

LISTED OPTIONS ON SECURITIES. The Funds may purchase and write national securities exchange-listed put and call options on securities or securities indices. A "call option" is a contract sold for a price giving its holder the right to buy a specific amount of securities at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. The Funds may write covered call options that are traded on a national securities exchange with respect to securities in their portfolio in an attempt to increase income and to provide greater flexibility in the disposition of portfolio securities. During the period of the option, the Funds forgo the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds its net premium). The Funds may also enter into "closing purchase transactions" in order to terminate their obligation to deliver the underlying security. This may result in a short-term gain or loss. A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written. If a Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation.

A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. Writing listed put options may be a useful portfolio investment strategy when the Fund has cash or other reserves available for investment as a result of sales of Fund shares or when the investment manager believes a more defensive and less fully invested position is desirable in light of market conditions. Each Fund will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. Each Fund may write covered put options to the extent that cover for such options does not exceed 15% of its net assets. Each Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its net assets at the time an option is written.

The purchase and writing of options is a highly specialized activity that involves special investment risks. The Funds may use options for hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). If the investment manager is incorrect in its expectation of changes in market prices or determination of the correlation between the securities on which options are based and the Funds' portfolio securities, the Funds may incur losses. The use of options can also increase a Fund's transaction costs.


MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES. The America's Value Portfolio and the Bond Debenture Portfolio may invest in mortgage-related securities and other asset-backed securities in connection with public or private offerings, or secondary market transactions. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.

     MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred.

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION. The principal governmental guarantor of mortgage-related securities is the "GNMA." GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

     Government-related guarantors (I.E., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Both are government-sponsored corporations owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Funds' investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to Fund industry concentration restrictions by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

     COLLATERALIZED MORTGAGE OBLIGATIONS AND REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are issued in multiple classes, each bearing a different stated maturity. Payments of principal normally are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full.

     COMMERCIAL MORTGAGE-BACKED SECURITIES. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     OTHER MORTGAGE-RELATED SECURITIES. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, or stripped mortgage-backed securities.

     MORTGAGE DOLLAR ROLLS. The Funds may enter into mortgage dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls depend upon the Funds' ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and another involving a sale. As a result, the use of mortgage dollar rolls significantly increases the Funds' portfolio turnover.

     STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The value of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may cause the Funds to lose money. The value of a PO class generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon bearing bonds of the same maturity.

     OTHER ASSET-BACKED SECURITIES. The Funds may invest in asset-backed securities (unrelated to mortgage loans). Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. In addition to prepayment risks, these securities present credit risks that are not inherent in mortgage-related securities.


PREFERRED STOCK, WARRANTS AND RIGHTS. Each Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stockholders, but after bond holders and other creditors. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than markets for the issuer's common stock.

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative and may result in a total loss of the money invested.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction by which the purchaser acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. In this type of transaction, the securities purchased by a Fund have a total value in excess of the value of the repurchase agreement. The Funds require at all times that the repurchase agreement be collateralized by cash or U.S. Government securities having a value equal to, or in excess of, the value of the repurchase agreement. Such agreements permit the Funds to keep all assets at work while retaining flexibility in pursuit of investments of a longer-term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Funds and are therefore subject to sale by the trustee in bankruptcy. Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties. The Funds intends to limit repurchase agreements to transactions with dealers and financial institutions believed by Lord Abbett, as the investment manager, to present minimal credit risks. Lord Abbett will monitor the creditworthiness of the repurchase agreement sellers on an ongoing basis.


REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose a Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). This risk is greatly reduced because a Fund receives cash equal to 100% of the price of the security sold. Engaging in reverse repurchase agreements may also involve the use of leverage, in that a Fund may reinvest the cash it receives in additional securities. Each Fund will attempt to minimize this risk by managing its duration. Each Fund's reverse repurchase agreements will not exceed 20% of its net assets.


SECURITIES LENDING. Each Fund may lend portfolio securities to registered broker-dealers. These loans may not exceed 30% of a Fund's total assets. Securities loans will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government or its agencies ("U.S. Government securities") or other permissible means at least equal to 102% of the market value of the loaned securities. The Funds may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Fund and is acting as a "placing broker." No fee will be paid to persons affiliated with the Funds.

By lending portfolio securities, the Funds can increase income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government securities, or obtaining yield in the form of interest paid by the borrower when U.S. Government securities or other forms of non-cash collateral are received. Lending portfolio securities could result in a loss or delay in recovering a Fund's securities if the borrower defaults.

SHORT SALES. Each Fund may make short sales of securities or maintain a short position, if at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short. Each Fund does not intend to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales.

STRUCTURED SECURITIES. The Bond-Debenture Portfolio may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific securities, currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so the appreciation of the Reference may produce an increase or decrease in the interest rate on value of the security at maturity. Structured securities may present a greater degree of market risk than other types of fixed-income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.


TEMPORARY DEFENSIVE INVESTMENTS. As described in the Prospectuses, each Fund is authorized to invest temporarily a substantial amount, or even all, of its assets in various short-term fixed-income securities to take a defensive position. These securities include:

     - Obligations of the U.S. Government and its agencies and instrumentalities. U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include Treasury bills, notes and bonds.
     - Commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.
     - Bank certificates of deposit and time deposits. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.
     - Bankers' acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.



     -    Repurchase agreements.

     -    Comparable foreign fixed income securities.

WHEN-ISSUED OR FORWARD TRANSACTIONS. Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. government securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at our custodian in order to pay for the commitment. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date that could result in depreciation of the value of fixed-income when-issued securities. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. A Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

                                       3.
                             MANAGEMENT OF THE FUND

The Board of Directors is responsible for the management of the business and affairs of the Funds in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. As discussed fully below, the Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser.

The following Director is the Managing Partner of Lord, Abbett & Co. LLC ("Lord Abbett") and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 45 portfolios or series.



                                   CURRENT POSITION
NAME, ADDRESS AND                  LENGTH OF SERVICE             PRINCIPAL OCCUPATION                    OTHER
DATE OF BIRTH                      WITH COMPANY                  DURING PAST FIVE YEARS                  DIRECTORSHIPS
-------------                      ------------                  ----------------------                  -------------
ROBERT S. DOW                      Director since                Managing Partner and Chief              N/A
Lord, Abbett & Co. LLC             1995; Chairman                Investment Officer of Lord Abbett
90 Hudson Street                   since 1996                    since 1996.
Jersey City, NJ
Date of Birth: 3/8/1945




                       -----------------------------------

The following outside Directors are also directors or trustees of the fourteen Lord Abbett-sponsored funds.



                                   CURRENT POSITION
NAME, ADDRESS AND                  LENGTH OF SERVICE             PRINCIPAL OCCUPATION                    OTHER
DATE OF BIRTH                      WITH COMPANY                  DURING PAST FIVE YEARS                  DIRECTORSHIPS
-------------                      ------------                  ----------------------                  -------------
E. THAYER BIGELOW                  Director since 1994           Managing General Partner, Bigelow       Currently serves as a
Bigelow Media, LLC                                               Media, LLC (since 2000); Senior         director of Crane Co.
909 Third Ave., 5th Floor                                        Adviser, Time Warner Inc. (1998 -       and Huttig Building
New York, NY                                                     2000); Acting Chief Executive           Products Inc.
Date of Birth: 10/22/1941                                        Officer of Courtroom Television
                                                                 Network (1997 - 1998); President
                                                                 and Chief Executive Officer of Time
                                                                 Warner Cable Programming, Inc.
                                                                 (1991 - 1997).

WILLIAM H.T. BUSH                  Director since 1998           Co-founder and Chairman of the          Currently serves as
Bush-O'Donnell & Co., Inc.                                       Board of the financial advisory         director of Wellpoint
101 South Hanley Rd, Suite 1025                                  firm of Bush-O'Donnell & Company        Health Network, Inc., DT
St. Louis, MO                                                    (since 1986).                           Industries Inc., and
Date of Birth: 7/14/1938                                                                                 Engineered Support
                                                                                                         Systems, Inc.

ROBERT B. CALHOUN, JR.             Director since 1998           Managing Director of Monitor            Currently serves as
Monitor Clipper Partners                                         Clipper Partners (since 1997) and       director of Avondale,
Two Canal Park                                                   President of Clipper Asset              Inc., Avondale Mills,
Cambridge, MA                                                    Management Corp. (since 1991), both     Inc., IGI/Earth Color,
Date of Birth: 10/25/1942                                        private equity investment funds.        Inc., Integrated
                                                                                                         Graphics, Inc., and
                                                                                                         Interstate Bakeries
                                                                                                         Corp.

                                   CURRENT POSITION
NAME, ADDRESS AND                  LENGTH OF SERVICE             PRINCIPAL OCCUPATION
DATE OF BIRTH                      WITH COMPANY                  DURING PAST FIVE YEARS                  OTHER DIRECTORSHIPS
-------------                      ------------                  ----------------------                  -------------------
FRANKLIN W. HOBBS                  Director since 2000           Chief Executive Officer of Houlihan     Currently serves as
Houlihan Lokey Howard & Zukin                                    Lokey Howard & Zukin, an investment     director of Adolph Coors
685 Third Ave.                                                   bank, (January 2002 to present);        Company.
New York, NY                                                     Chairman of Warburg Dillon Read
Date of Birth: 7/30/1947                                         (1999 - 2000); Global Head of
                                                                 Corporate Finance of SBC Warburg
                                                                 Dillon Read (1997 - 1999); Chief
                                                                 Executive Officer of Dillon, Read & Co.
                                                                 (1994 - 1997).

C. ALAN MACDONALD                  Director since 1989           Retired - General Business and          Currently serves as
415 Round Hill Road                                              Governance Consulting (since 1992);     director of Fountainhead
Greenwich, CT                                                    formerly President and CEO of           Water Company, Careside,
Date of Birth: 5/19/1933                                         Nestle Foods.                           Inc., Lincoln Snacks,
                                                                                                         J.B. Williams Co., Inc.
                                                                                                         (personal care products)
                                                                                                         and Seix Fund, Inc.*

THOMAS J. NEFF                     Director since 1989           Chairman of Spencer Stuart, an          Currently serves as
Spencer Stuart                                                   executive search consulting firm        director of Ace, Ltd.
277 Park Avenue                                                  (since 1996); President of Spencer      and Exult, Inc.
New York, NY                                                     Stuart (1979 - 1996).
Date of Birth: 10/2/1937


----------

* Seix Fund, Inc. is a registered investment company that is advised by Seix Investment Advisors Inc. Seix Investment Advisors Inc.'s Chairman, CEO, and Chief Investment Officer is married to Robert Dow, the Company's Chairman, CEO, and President and Managing Partner of Lord Abbett.



                        --------------------------------

None of the officers listed below have received compensation from the Company. All the officers of the Company may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, New Jersey 07302.



NAME AND                           CURRENT POSITION              LENGTH OF SERVICE           PRINCIPAL OCCUPATION
(DATE OF BIRTH)                    WITH COMPANY                  OF CURRENT POSITION         DURING PAST FIVE YEARS
---------------                    ------------                  -------------------         ----------------------
ROBERT S. DOW                      Chief Executive               Elected in 1995             Managing Partner and
(3/8/1945)                         Officer and                                               Chief Investment Officer
                                   President                                                 of Lord Abbett since
                                                                                             1996.


KEVIN P. FERGUSON                  Executive Vice                Elected in 2003             Partner and Mid Cap
(10/3/64)                          President                                                 Growth Investment
                                                                                             Manager, joined Lord
                                                                                             Abbett in 1999, formerly
                                                                                             Portfolio Manager/Senior
                                                                                             Vice President at Lynch &
                                                                                             Mayer, Inc.

ROBERT P. FETCH                    Executive Vice                Elected in 2003             Partner and Small-Cap
(2/18/1953)                        President                                                 Value Senior Investment
                                                                                             Manager, joined Lord
                                                                                             Abbett in 1995.

NAME AND                           CURRENT POSITION              LENGTH OF SERVICE           PRINCIPAL OCCUPATION
(DATE OF BIRTH)                    WITH COMPANY                  OF CURRENT POSITION         DURING PAST FIVE YEARS
---------------                    ------------                  -------------------         ----------------------
INGRID C. HOLM                     Executive Vice                Elected in 2001             Investment Manager-Global
(3/21/1959)                        President                                                 Equity, joined Lord
                                                                                             Abbett in 2001, formerly
                                                                                             International Portfolio
                                                                                             Manager at Batterymarch
                                                                                             Financial Management,
                                                                                             Inc. from 2000 to 2001,
                                                                                             prior thereto held
                                                                                             various positions at the
                                                                                             Prudential Insurance
                                                                                             Company of America.

W. THOMAS HUDSON, JR.              Executive Vice                Elected in 1993             Partner and Investment
(12/16/1941)                       President                                                 Manager, joined Lord
                                                                                             Abbett in 1982.

ROBERT G. MORRIS                   Executive Vice                Elected in 1995             Partner and Director of
(11/6/1944)                        President                                                 Equity Investments,
                                                                                             joined Lord Abbett in
                                                                                             1991.

ELI M. SALZMANN                    Executive Vice                Elected in 1999             Partner and Director of
(3/24/1964)                        President                                                 Institutional Equity
                                                                                             Investments, joined Lord
                                                                                             Abbett in 1997.

CHRISTOPHER J. TOWLE               Executive Vice                Elected in 1999             Partner and Investment
(10/12/1957)                       President                                                 Manager, joined Lord
                                                                                             Abbett in 1987.

EDWARD VON DER LINDE               Executive Vice                Elected in 1999             Partner and Investment
(6/12/1960)                        President                                                 Manager, joined Lord
                                                                                             Abbett in 1988.

TRACIE E. AHERN                    Vice President                Elected in 1999             Partner and Director of
(1/12/1968)                        and Treasurer                                             Portfolio Accounting and
                                                                                             Operations, joined Lord
                                                                                             Abbett in 1999, formerly
                                                                                             Vice President - Head of
                                                                                             Fund Administration of
                                                                                             Morgan Grenfell from 1998
                                                                                             to 1999, prior thereto
                                                                                             Vice President of Bankers
                                                                                             Trust.

THOMAS J. BAADE                    Vice President                Elected in 1999             Senior Fixed Income
(7/13/1964)                                                                                  Analyst, joined Lord
                                                                                             Abbett in 1998, prior
                                                                                             thereto Vice
                                                                                             President/Bond Analyst at
                                                                                             Smith Barney Inc.

EILEEN K. BANKO                    Vice President                Elected in 1999             Equity Analyst, joined
(11/3/1967)                                                                                  Lord Abbett in 1990.

JOAN A. BINSTOCK                   CFO and Vice                  Elected in 1999             Partner and Chief
(3/4/1954)                         President                                                 Operations Officer,
                                                                                             joined Lord Abbett in
                                                                                             1999, prior thereto Chief
                                                                                             Operating Officer of
                                                                                             Morgan Grenfell.

ZANE E. BROWN                      Vice President                Elected in 1996             Partner and Director of
(12/09/51)                                                                                   Fixed Income Management,
                                                                                             joined Lord Abbett in
                                                                                             1992.

DAVID G. BUILDER                   Vice President                Elected in 1999             Equity Analyst, joined
(1/4/1954)                                                                                   Lord Abbett in 1998,
                                                                                             formerly Equity Analyst
                                                                                             at Bear Stearns.

DANIEL E. CARPER                   Vice President                Elected in 1990             Partner, joined Lord
(1/22/1952)                                                                                  Abbett in 1979.

DANIEL H. FRASCARELLI              Vice President                Elected in 2003             Partner and Investment
(3/11/1954)                                                                                  Manager, joined Lord
                                                                                             Abbett in 1990.

NAME AND                           CURRENT POSITION              LENGTH OF SERVICE           PRINCIPAL OCCUPATION
(DATE OF BIRTH)                    WITH COMPANY                  OF CURRENT POSITION         DURING PAST FIVE YEARS
---------------                    ------------                  -------------------         ----------------------
MICHAEL S. GOLDSTEIN               Vice President                Elected in 1999             Partner and Fixed Income
(10/29/1968)                                                                                 Investment Manager,
                                                                                             joined Lord Abbett in
                                                                                             1997.

HOWARD E. HANSEN                   Vice President                Elected in 1999             Partner and Investment
(10/13/1961)                                                                                 Manager, joined Lord
                                                                                             Abbett in 1995.

GERARD S. E. HEFFERNAN, JR.        Vice President                Elected in 2003             Research Analyst, joined
(9/7/1963)                                                                                   Lord Abbett in 1998,
                                                                                             prior thereto Portfolio
                                                                                             Manager at CL Capital
                                                                                             Management Company.

PAUL A. HILSTAD                    Vice President                Elected in 1995             Partner and General
(12/13/1942)                       and Secretary                                             Counsel, joined Lord
                                                                                             Abbett in 1995.

TIMOTHY HURLBURT                   Vice President                Elected in 2002             Senior Research Analyst
(1/28/1961)                                                                                  on the Mid Cap Growth
                                                                                             Team, joined Lord Abbett
                                                                                             in 2001, prior thereto
                                                                                             Equities Analyst with
                                                                                             Wisconsin Investment
                                                                                             Board.

ELLEN G. ITSKOVITZ                 Vice President                Elected in 2001             Partner and Fixed Income
(10/30/1957)                                                                                 Analyst, joined Lord
                                                                                             Abbett in 1998.

LAWRENCE H. KAPLAN                 Vice President                Elected in 1997             Partner and Deputy
(1/16/1957)                        and Assistant                                             General Counsel, joined
                                   Secretary                                                 Lord Abbett in 1997.

MAREN LINDSTROM                    Vice President                Elected in 2001             Partner and Fixed Income
(9/17/1962)                                                                                  Investment Manager,
                                                                                             joined Lord Abbett in
                                                                                             2000, prior thereto
                                                                                             Director Convertible
                                                                                             Sales at Warburg Dillon
                                                                                             Read from 1999 to 2000,
                                                                                             prior thereto
                                                                                             President-Convertible
                                                                                             Sales at Deutsche Bank
                                                                                             Securities Inc. from 1998
                                                                                             to 1999.

A. EDWARD OBERHAUS, III            Vice President                Elected in 1998             Partner and Manager of
(12/21/1959)                                                                                 Equity Trading, joined
                                                                                             Lord Abbett in 1983.

CHRISTINA T. SIMMONS               Vice President                Elected in 2001             Assistant General
(11/12/1957)                       and Assistant                                             Counsel, joined Lord
                                   Secretary                                                 Abbett in 1999, formerly
                                                                                             Assistant General Counsel
                                                                                             of Prudential Investments
                                                                                             from 1998 to 1999, prior
                                                                                             thereto Counsel of
                                                                                             Drinker, Biddle & Reath
                                                                                             LLP, a law firm.

BERNARD J. GRZELAK                 Assistant                     Elected in 2003             Director of Fund
(6/12/1971)                        Treasurer                                                 Administration, joined
                                                                                             Lord Abbett in 2003,
                                                                                             formerly Vice President,
                                                                                             Lazard Asset Management
                                                                                             from 2000 to 2003, prior
                                                                                             thereto Manager of
                                                                                             Deloitte & Touche, LLP.



                       -----------------------------------

COMMITTEES
The standing committees of the Board of Directors are the Audit Committee, the Proxy Committee, and the Nominating and Governance Committee.

The Audit Committee is composed wholly of Directors who are not "interested persons" of the Funds. The members of the Audit Committee are Messrs. Bigelow, Calhoun, and Hobbs. The Audit Committee provides assistance to the Board of Directors in fulfilling its responsibilities relating to corporate accounting, the reporting practices of the Funds, and the quality and integrity of the Funds' financial reports. Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of the Funds' independent auditors and considering violations of the Fund's Code of Ethics to determine what action should be taken. The Audit Committee meets quarterly and during the past fiscal year met four times.

The Proxy Committee is composed of at least two Directors who are not "interested persons" of the Funds, and also may include one or more Directors who are Partners or employees of Lord Abbett. The current members of the Proxy Committee are three independent Directors: Messrs. Bush, MacDonald, and Neff. The Proxy Committee assists the Board of Directors in fulfilling its responsibilities relating to the voting of securities held by the Funds. During the past fiscal year, the Proxy Committee met once.

The Nominating and Governance Committee is composed of all the Directors who are not "interested persons" of the Funds. Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as independent Directors and as committee members; and (ii) periodically reviewing director/trustee compensation. During the past fiscal year, the Nominating and Governance Committee MET six times.

                        ---------------------------------

APPROVAL OF ADVISORY CONTRACT
At a meeting on December 12, 2002, the Board of Directors of the Company, including all of its Directors who are not interested persons of the Company (the "Board"), considered whether to approve the continuation of the existing management agreement between Bond-Debenture Portfolio, Growth and Income Portfolio, International Portfolio, and Mid-Cap Value Portfolio and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with their consideration.

INFORMATION RECEIVED BY THE BOARD. The materials received by the Board included, but were not limited to, (1) information on the investment performance of each Fund and a peer group of funds for the preceding twelve months and for other periods, (2) information on the effective management fee rates and expense ratios for funds with the same objectives and similar size, (3) sales and redemption information for each Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of each Fund, (7) information regarding the personnel, information technology, and other resources devoted by Lord Abbett to managing each Fund.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. Matters considered by the Board in connection with their approval of the continuation of the management agreement included, but were not limited to, the following:

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading. In considering those services, they gave weight to the fact that until June 2001, the International Portfolio was sub-advised by Fuji - Lord Abbett International, Ltd.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed each Fund's investment performance as well as the performance of the peer group of funds, both in terms of total return and in terms of other statistical measures for the preceding twelve months and for other periods. The Board also considered whether each Fund had operated within its investment restrictions.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Funds, in light of each Fund's investment objective and discipline. Among other things, they considered the size, education, and experience of Lord Abbett's investment management staff, its use of technology, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board also considered the changes made by Lord Abbett in the investment management personnel providing services to the International Portfolio during 2001 and Lord Abbett's intentions regarding the investment management personnel providing services in 2003.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Funds' transfer agent, custodian, and subcustodians.

EXPENSES. The Board considered the expense ratios of each class and expense ratios of a peer group of funds. They also considered the amount and nature of fees paid by shareholders.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Funds, including a review of Lord Abbett's methodology for allocating its costs to its management of each Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. They considered the profits realized by Lord Abbett in connection with the operation of each Fund and whether the amount of profit is fair for the management of the Fund. They also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to each Fund's business. The Board also considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel.

ECONOMIES OF SCALE. The Board considered whether there have been any economies of scale in managing each Fund, whether each Fund has appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by each Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management, the allocation of Fund brokerage, and the receipt of research by Lord Abbett in return for fund brokerage. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of each Fund, such as continuing to employ Lord Abbett, but on different terms.

After considering all of the relevant factors, the Board unanimously voted to approve continuation of the existing management agreement.

APPROVAL OF ADDENDUM TO ADVISORY CONTRACT
At a meeting on March 13, 2003, the Board, including its Directors who are not interested persons of the Company, considered whether to approve an addendum to the management agreement between the Company and Lord Abbett relating to the All Value Portfolio, America's Value Portfolio, and Growth Opportunities Portfolio. The Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with their consideration.

INFORMATION RECEIVED BY THE BOARD. The materials received by the Board included, but were not limited to, (1) information on the effective management fee rates and expense ratios for funds with the same investment objectives, and (2) information regarding the personnel, information technology, and other resources devoted by Lord Abbett to managing the Fund.

In considering whether to approve the addendum to the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. Matters considered by the Board in connection with its approval of the addendum to the management agreement included, but were not limited to, the following:

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services proposed to be provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel that will provide investment management services to each Fund, in light of the Fund's investment objective and discipline. Among other things, the Board considered the size, education, and experience of Lord Abbett's investment management staff, its use of technology, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent, custodian, and subcustodians.

PROFITABILITY. The Board noted that in its December meeting for other Lord Abbett Funds, it had considered the level of Lord Abbett's profits in managing the Funds, including a review of Lord Abbett's methodology for allocating its costs to its management of the Funds. The Board had concluded that the allocation methodology had a reasonable basis and was appropriate. They had considered the profits realized by Lord Abbett in connection with the operation of the funds and whether the amount of profit is fair for the management of the Funds. They also had considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Funds' business. The Board also had considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel.

EXPENSES. For each Fund the Board considered the expense ratios of each class and the expense ratios of a peer group of funds. They also considered the amount and nature of the fees to be paid by shareholders.

After considering all of the relevant factors, the Board concluded that the addendum to the management agreement, and the proposed compensation structure to Lord Abbett, was fair and reasonable in light of the nature of the services and the expenses involved and unanimously voted to approve the addendum to the management agreement.


COMPENSATION DISCLOSURE
The following table summarizes the compensation for each of the directors/trustees for the Company and for all Lord Abbett-sponsored funds.

The second column of the following table sets forth the compensation accrued by the Company for outside Directors. The third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the outside directors/trustees, and amounts payable but deferred at the option of the director/trustee. No director/trustee of the funds who is also associated with Lord Abbett, and no officer of the funds, received any compensation from the funds for acting as a director/trustee or officer.



(1)                                 (2)                                (3)
                                    FOR FISCAL YEAR ENDED              FOR YEAR ENDED DECEMBER 31, 2002
                                    DECEMBER 31, 2002                  TOTAL COMPENSATION PAID BY THE
                                    AGGREGATE COMPENSATION             COMPANY AND THIRTEEN OTHER
NAME OF DIRECTOR                    ACCRUED BY THE COMPANY(1)          LORD ABBETT-SPONSORED FUNDS(2)
----------------                    -------------------------          ------------------------------
E. Thayer Bigelow                   $  502                             $85,000
William H.T. Bush                   $  503                             $85,200
Robert B. Calhoun, Jr.              $  510                             $86,400
Stewart S. Dixon*                   $  496                             $84,000
Franklin W. Hobbs                   $  502                             $85,000
C. Alan MacDonald                   $  502                             $85,000
Thomas J. Neff                      $  496                             $84,000
James F. Orr III**                  $4,581                             $70,500


----------

* Retired December 31, 2002.
** Elected in March 2002. Resigned March 3, 2003. Because Mr. Orr did not become a director or trustee of certain of the Lord Abbett-sponsored funds until July 18, 2002, he received proportionately more of his compensation from certain funds during fiscal 2002 than did other directors or trustees.



       1. Outside Directors' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by the Funds to its outside Directors may be deferred at the option of a Director under an equity-based plan (the "equity-based plan") that deems the deferred amounts to be invested in shares of the funds for later distribution to the Directors. In addition, $25,000 of each Director's retainer must be deferred and is deemed invested in shares of the Company and other Lord Abbett-sponsored funds under the equity-based plan.

       2. The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2002, including fees directors/trustees have chosen to defer.

                        ---------------------------------

The following chart provides certain information on the dollar range of equity securities beneficially owned by each Director in the Funds and other Lord Abbett-sponsored funds as of December 31, 2002. The amounts shown include deferred compensation to the Directors that may be deemed indirectly invested in Fund shares. The amounts ultimately received by the Directors under the deferred compensation plan will be directly linked to the investment performance of the funds.



                                             DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS
                                             ----------------------------------------------
                                ALL VALUE      AMERICA'S VALUE     BOND-DEBENTURE      GROWTH AND INCOME
NAME OF DIRECTOR                PORTFOLIO         PORTFOLIO          PORTFOLIO             PORTFOLIO
----------------                ---------         ---------          ---------             ---------
Robert S. Dow                     None              None                None                  None
E. Thayer Bigelow                 None              None            $1 - $10,000          $1 - $10,000
William H. T. Bush                None              None            $1 - $10,000          $1 - $10,000
Robert B. Calhoun, Jr.            None              None            $1 - $10,000          $1 - $10,000
Stewart S. Dixon*                 None              None            $1 - $10,000          $1 - $10,000
Franklin W. Hobbs                 None              None            $1 - $10,000          $1 - $10,000
C. Alan MacDonald                 None              None            $1 - $10,000          $1 - $10,000
Thomas J. Neff                    None              None            $1 - $10,000       $10,001 - $50,000
James F. Orr III **               None              None            $1 - $10,000          $1 - $10,000


----------

*  Retired December 31, 2002
** Elected in March 2002. Resigned March 3, 2003.

                             DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS
                             ----------------------------------------------           AGGREGATED DOLLAR RANGE OF
                           GROWTH OPPORTUNITIES     INTERNATIONAL   MID-CAP VALUE      DIRECTOR OWNERSHIP IN LORD
NAME OF DIRECTOR                PORTFOLIO            PORTFOLIO        PORTFOLIO          ABBETT-SPONSORED FUNDS
----------------                ---------            ---------        ---------          ----------------------
Robert S. Dow                        None               None             None                 Over $100,000
E. Thayer Bigelow                    None               None         $1 - $10,000             Over $100,000
William H. T. Bush                   None               None         $1 - $10,000           $50,001-$100,000
Robert B. Calhoun, Jr.               None               None         $1 - $10,000             Over $100,000
Stewart S. Dixon*                    None               None         $1 - $10,000             Over $100,000
Franklin W. Hobbs                    None               None         $1 - $10,000             Over $100,000
C. Alan MacDonald                    None               None         $1 - $10,000             Over $100,000
Thomas J. Neff                       None               None         $1 - $10,000             Over $100,000
James F. Orr III **                  None           $1 - $10,000     $1 - $10,000             Over $100,000


----------

*  Retired December 31, 2002
** Elected in March 2002, Resigned March 3, 2003.

                      ------------------------------------


CODE OF ETHICS
The directors, trustees and officers of Lord Abbett-sponsored funds, together with the Partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Company's Code of Ethics which complies, in substance, with Rule 17j-1 of the Act and each of the recommendations of the Investment Company Institute's Advisory Group on Personal Investing. Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett Partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, prohibiting profiting on trades of the same security within 60 days and trading on material and non-public information. The Code of Ethics imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of such Advisory Group.

                                       4.
               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of March 28, 2003 our officers and Directors, as a group, owned less than 1% of the outstanding shares of each Fund. At the commencement of operations, Lord Abbett will own approximately 100% of the All Value Portfolio, America's Value Portfolio, and Growth Opportunities Portfolio. The ownership of each of those Fund's outstanding shares will represent the initial investment. It is anticipated that over time this percentage of ownership will decrease.

As of March 28, 2003, the following were record holders of 5% or more of the BOND-DEBENTURE PORTFOLIO'S outstanding shares:



     Protective Life Insurance Company       83.19%
     PO Box 10648, Birmingham, AL

     MONY Life Insurance Co. of America      8.66%
     1740 Broadway, New York, NY

As of March 28, 2003 the following were record holders of 5% or more of the GROWTH AND INCOME PORTFOLIO'S outstanding shares:



     Sun Life of Canada (US)                 39.86%
     PO Box 9133, Boston, MA

     Protective Life Insurance Co.           14.42%
     PO Box 10648,Birmingham, AL

     ING Life Insurance & Annuity Co.        14.55%
     151 Farmington Ave., Hartford, DT

     AIG Sunamerica Life Assurance Co.       11.63%
     PO Box 54299, Los Angeles, CA

     Conseco Variable Insurance Co.          8.14%
     PO Box 1911, Carmel, IN



As of March 28, 2003, Lord Abbett owned approximately 15.59% of the INTERNATIONAL PORTFOLIO'S outstanding shares. The ownership of the Fund's outstanding shares represents the initial investment. It is anticipated that over time this percentage of ownership will decrease. As of March 28, 2003 the following were record holders of 5% or more of the International Portfolio's outstanding shares:



     Sun Life Assurance Company              39.86%
       of Canada
     PO Box 9133,Wellesley Hills, MA

     Midland National Life
       Insurance Company                     30.58%
     1 Midland Plaza, Sioux Falls, SD



As of March 28, 2003 the following were record holders of 5% or more of the MID-CAP VALUE PORTFOLIO'S outstanding shares:



     Sun Life of Assurance Company           27.61%
       of Canada (US)
     PO Box 9141, Boston, MA

     ING Life Insurance                      25.76%
       & Annuity Co.
     151 Farmington Ave., Hartford, CT

     Protective Life Insurance Co.           14.66%
     PO Box 10648, Birmingham, AL

     AIG Sunamerica Life Assurance Co.       12.33%
     PO Box 54299, Los Angeles, CA



Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

                                       5.
                     INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT MANAGER
As described under "Management" in the Prospectuses, Lord Abbett is each Fund's investment manager. The following Partners of Lord Abbett, are officers and/or directors of the Company: Tracie E. Ahern, Joan A. Binstock, Zane E. Brown, Daniel E. Carper, Robert S. Dow, Kevin P. Ferguson, Robert P. Fetch, Daniel H. Frascarelli, Michael S. Goldstein, Howard E. Hansen, Paul A. Hilstad, W. Thomas Hudson, Jr., Ellen G. Itskovitz, Lawrence H. Kaplan, Maren Lindstrom, Robert G. Morris, A. Edward Oberhaus, III, Eli M. Salzmann, Christopher J. Towle, and Edward K. von der Linde. The other Partners are: Michael Brooks, Patrick Browne, John J. DiChiaro, Sholom Dinsky, Lesley-Jane Dixon, Daria L. Foster, Robert I. Gerber, Michael A. Grant, Charles Hofer, Cinda Hughes, Robert A. Lee, Gregory M. Macosko, Thomas Malone, Charles Massare, Jr., Stephen J. McGruder, Paul McNamara, Robert J. Noelke, R. Mark Pennington, Walter Prahl, Michael Rose, Douglas B. Sieg, Richard Sieling, Michael T. Smith, Richard Smola, Diane Tornejal, and Marion Zapolin. The address of each Partner is 90 Hudson Street, Jersey City, New Jersey 07302-3973.

The services performed by Lord Abbett are described under "Management" in each Fund's Prospectus. Under the Management Agreement, each Fund is obligated to pay Lord Abbett a monthly fee, based on average daily net assets for each month. The annual rates for each Fund are as follows:
     -   All Value Portfolio, at an annual rate of .75 of 1%;
     -   America's Value Portfolio, at an annual rate of .75 of 1%;
     -   Bond-Debenture Portfolio, at an annual rate of .50 of 1%;
     -   Growth and Income Portfolio, at an annual rate of .50 of 1%;
     -   Growth Opportunities Portfolio, at an annual rate of .90 of 1%;
     -   International Portfolio, at an annual rate of 1.00%; and
     -   Mid-Cap Value Portfolio, at an annual rate of .75 of 1%.

For the fiscal year ended December 31, 2002 and for the period December 3, 2001 to December 31, 2002, Lord Abbett received $40,718 and $396, respectively, in management fees with respect to the Bond-Debenture Portfolio.

For the fiscal years ended December 31, 2002, 2001, and 2000, Lord Abbett received $1,098,945, $585,382, and $280,772, respectively, in management fees with respect to the Growth and Income Portfolio.

For the fiscal year ended December 31, 2002, Lord Abbett received $15,127 in management fees with respect to the International Portfolio. For the fiscal year ended December 31, 2001, a portion of the management fee was waived, and for the fiscal years ended December 31, 2000, the management fee was fully waived. Except for this waiver, Lord Abbett would have received management fees in the amount of $8,627 and $9,133 for the fiscal years ended December 31, 2001 and 2000, respectively. For the fiscal year ended December 31, 2001, Lord Abbett received $6,595 in management fees.

For the fiscal year ended December 31, 2002, Lord Abbett received $639,450 in management fees with respect to the Mid-Cap Value Portfolio. For the fiscal year ended December 31, 2001, a portion of the management fee was waived by Lord Abbett with respect to the Mid-Cap Value Portfolio, and for the fiscal years ended December 31, 2000, the management fee was fully waived. Except for these waivers, Lord Abbett would have received management fees in the amount of $79,642, and $9,468 for the fiscal years ended December 31, 2001 and 2000, respectively. For the fiscal year ended December 31, 2001, Lord Abbett received $71,675 in management fees.

Each Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, outside directors' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, fund accounting expenses, insurance premiums, and other expenses connected with executing portfolio transactions.


Although not obligated to do so, Lord Abbett may waive all or a part of its management fees and/or assume other expenses of the Funds.

ADMINISTRATIVE SERVICES
Effective January 1, 2003, Lord Abbett and the Funds entered into an Administrative Services Agreement under which Lord Abbett will provide certain administrative services not involving the provision of investment advice to the Funds. Pursuant to the Agreement, each Fund will pay Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of .04%. This will be allocated among the classes of shares of each Fund based on average daily net assets. This will result in Lord Abbett paying fund accounting expenses that were previously charged to the Funds.


PRINCIPAL UNDERWRITER
Lord Abbett Distributor LLC, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, New Jersey 07302-3973, serves as the principal underwriter for each Fund.

CUSTODIAN AND ACCOUNTING AGENT
State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri is the Funds' custodian. The custodian pays for and collects proceeds of securities bought and sold by each Fund and attends to the collection of principal and income. The custodian may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by a Fund in foreign countries and to hold cash and currencies for each Fund. In accordance with the requirements of Rule 17f-5, the Board has approved arrangements permitting the Funds' foreign assets not held by the custodian or its foreign branches to be held by certain qualified foreign banks and depositaries. In addition, State Street Bank and Trust Company performs certain accounting and record keeping functions relating to portfolio transactions and calculates each Fund's net asset value.

TRANSFER AGENT
UMB, N.A., 928 Grand Blvd., Kansas City, Missouri, 64106, acts as the transfer agent and dividend disbursing agent for each Fund.

INDEPENDENT AUDITORS
Deloitte & Touche LLP, Two World Financial Center, New York, New York, 10281, are the independent auditors of the Funds and must be approved at least annually by the Board to continue in such capacity. Deloitte & Touche LLP perform audit services for the Funds, including the examination of financial statements included in the Funds' Annual Report to Shareholders.

                                       6.
                    BROKERAGE ALLOCATIONS AND OTHER PRACTICES

Each Fund's policy is to obtain best execution on all portfolio transactions, which means that it seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and dealer markups and markdowns and taking into account the full range and quality of the brokers' services. Consistent with obtaining best execution, each Fund generally pays, as described below, a higher commission than some brokers might charge on the same transaction. Our policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, a Fund, if considered advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Broker-dealers are selected on the basis of their professional capability and the value and quality of their brokerage and research services. Normally, the selection is made by traders who are employees of Lord Abbett. These traders also do the trading for other accounts -- investment companies and other investment clients -- managed by Lord Abbett. They are responsible for obtaining best execution.

In transactions on stock exchanges in the United States, commissions are negotiated, whereas on many foreign stock exchanges commissions are fixed. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Purchases from underwriters of newly-issued securities for inclusion in each Fund's portfolio usually will include a concession paid to the underwriter by the issuer, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

We pay a commission rate that we believe is appropriate to give maximum assurance that our brokers will provide us, on a continuing basis, the highest level of brokerage services available. While we do not always seek the lowest possible commissions on particular trades, we believe that our commission rates are in line with the rates that many other institutions pay. Our traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers, viewed in terms of either the particular transaction or the overall responsibilities of Lord Abbett, with respect to us and the other accounts they manage. Such services include showing us trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, confidential treatment, promptness and reliability.

Some of these brokers also provide research services, at least some of which are useful to Lord Abbett in their overall responsibilities with respect to us and the other accounts they manage. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts and trading equipment and computer software packages, acquired from third-party suppliers, that enable Lord Abbett to access various information bases. Such services may be used by Lord Abbett in servicing all their accounts, and not all of such services will necessarily be used by Lord Abbett in connection with their management of the Funds. Conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with their management of the Funds, and not all of such services will necessarily be used by Lord Abbett in connection with their advisory services to such other accounts. We have been advised by Lord Abbett that research services received from brokers cannot be allocated to any particular account, are not a substitute for Lord Abbett's services but are supplemental to their own research effort and, when utilized, are subject to internal analysis before being incorporated by Lord Abbett into their investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of research services from brokerage firms has not reduced Lord Abbett's normal research activities, the expenses of Lord Abbett could be materially increased if they attempted to generate such additional information through their own staff and purchased such equipment and software packages directly from the suppliers.

No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Lord Abbett-sponsored funds to purchase or sell portfolio securities.

When, in the opinion of Lord Abbett, two or more broker-dealers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the Funds and/or shares of other Lord Abbett-sponsored funds, or who have provided investment research, statistical, or other related services to the Funds.

If other clients of Lord Abbett buy or sell the same security at the same time as a Lord Abbett-sponsored fund does, transactions will, to the extent practicable, be allocated among all participating accounts in proportion to the amount of each order and will be executed daily until filled so that each account shares the average price and commission cost of each day. Other clients who direct that their brokerage business be placed with specific brokers or who invest through wrap accounts introduced to Lord Abbett by certain brokers may not participate with a Lord Abbett-sponsored fund in the buying and selling of the same securities as described above. If these clients wish to buy or sell the same security as a Lord Abbett-sponsored fund does, they may have their transactions executed at times different from our transactions and thus may not receive the same price or incur the same commission cost as a Lord Abbett-sponsored fund does


For the fiscal year ended December 31, 2002 and the fiscal period from December 3, 2001 to December 31, 2001, the Bond-Debenture Portfolio paid total brokerage commissions on transactions of securities to independent brokers-dealers of $842 and $13, respectively.

For the fiscal years ended December 31, 2002, 2001, and 2000, the Growth and Income Portfolio paid total brokerage commissions on transactions of securities to independent broker-dealers of $705,315, $355,938, and $106,866, respectively.

For the fiscal years ended December 31, 2002, 2001, and 2000, the International Portfolio paid total brokerage commissions on transactions of securities to independent broker-dealers of $6,757, $3,552 and $3,244, respectively.

For the fiscal years ended December 31, 2002, 2001, and 2000, the Mid-Cap Value Portfolio paid total brokerage commissions on transactions of securities to independent broker-dealers of $411,740, $86,903, and $8,983, respectively.


                                       7.
                                CLASSES OF SHARES

All shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights. Additional classes, series, or funds may be added in the future. The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series or funds in respect of assets specifically allocated to such class, series, or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class, series, or fund in the matter is substantially identical or the matter does not affect any interest of such class, series, or fund. However, the Rule exempts the selection of independent auditors, the approval of a contract with a principal underwriter and the election of directors from its separate voting requirements.

The Company's By-Laws provide that a Fund shall not hold meetings of its shareholders in any year unless one or more matters are required to be acted on by shareholders under the Act, or unless called by a majority of the Board or by shareholders holding at least one quarter of the stock of the Funds' outstanding and entitled to vote at the meeting. When any such meeting is held, the shareholders will elect directors of the Company.

                                       8.
                             PURCHASES, REDEMPTIONS
                            AND SHAREHOLDER SERVICES

Information concerning how we value our shares is contained in the Prospectuses under "Purchases" and "Redemptions."

Each Fund values its portfolio securities at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the last sales price, or, if there is no sale on that day, at the mean between the last bid and asked prices, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Funds' officers, that market more accurately reflects the market value of the bonds. Over-the-counter securities not traded on the NASDAQ National Market System are valued at the mean between the last bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board.

All assets and liabilities expressed in foreign currencies will be converted into United States dollars at the exchange rates of such currencies against United States dollars provided by Reuters at the close of regular trading on the NYSE. If such exchange rates are not available, the rate of exchange will be determined in accordance with the policies established by the Board.

PURCHASES THROUGH FINANCIAL INTERMEDIARIES. The Funds and/or Lord Abbett Distributor have authorized one or more agents to receive on their behalf purchase and redemption orders. Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds or Lord Abbett Distributor. Each Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent's authorized designee, receives the order. A Financial Intermediary may charge transaction fees on the purchase and/or sale of Fund shares.


REDEMPTIONS IN KIND. Under circumstances in which it is deemed detrimental to the best interests of a Fund's shareholders to make redemption payments wholly in cash, the Fund may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by a distribution in kind of readily marketable securities in lieu of cash. Each Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.

                                       9.
                              TAXATION OF THE FUNDS

Each Fund intends to elect and to qualify for special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Because each Fund is treated as a separate entity for federal income tax purposes, the status of each Fund as a regulated investment company is determined separately by the Internal Revenue Service. If a Fund qualifies as a regulated investment company, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders. If in any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates. Each Fund contemplates declaring as dividends substantially all of its net investment income.

Assuming a Fund does not qualify as a regulated investment company it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year. Each Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

TAX TREATMENT OF VARIABLE CONTRACTS.

For Variable Contracts to receive favorable tax treatment, certain diversification requirements must be satisfied. To determine whether the diversification requirements are satisfied, an insurance company that offers Variable Contracts generally may look through to the assets of a regulated investment company in which it owns shares if, among other requirements, all the shares of the regulated investment company are held by segregated asset accounts of insurance companies. This provision permits a segregated asset account to invest all of its assets in shares of a single regulated investment company without being considered nondiversified. This "look through" treatment typically increases the diversification of the portfolio, since a portion of the assets underlying the interest are considered to be held by the segregated asset account. Because each Fund expects that this look-through rule will apply in determining whether the diversification requirements are satisfied with respect to the variable contracts of insurance companies that own shares in the Fund, each Fund intends to comply with these requirements.

The diversification requirements can be satisfied in two ways. First, the requirements will be satisfied if each Fund invests not more than 55 percent of the total value of its assets in the securities of a single issuer; not more than 70 percent of the value of its total assets in the securities of any two issuers; not more than 80 percent of the value of its total assets in the securities of any three issuers; and not more than 90 percent of the value of its total assets in the securities of any four issuers. For purposes of this diversification rule, all securities of the same issuer are considered a single investment. In the case of government securities, each United States government agency or instrumentality is generally treated as a separate issuer. Alternatively, the diversification requirements will be satisfied with respect to Fund shares owned by insurance companies as investments for variable contracts if (i) no more than 55 percent of the value of each Fund's total assets consists of cash, cash items (including receivables), U.S. government securities, and securities of other regulated investment companies, and (ii) each Fund satisfies separate diversification requirements applicable to all regulated investment companies. To satisfy these latter requirements, each Fund at the end of each quarter of its taxable year must invest (i) at least 50 percent of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally in respect of any one issuer to not more than 5 percent of the value of the total assets of the Fund and not more than 10 percent of the outstanding voting securities of the issuer, and (ii) not more than 25 percent of the value of its total assets in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or two or more issuers that the Fund controls and which are engaged in the same, similar, or related trades or businesses.

A Fund will be considered to be in compliance with the diversification requirements if adequately diversified on the last day of each calendar quarter. A Fund that meets the diversification requirements as of the close of a calendar quarter will not be considered nondiversified in a subsequent quarter because of a discrepancy in value of its assets and diversification requirements unless the discrepancy exists immediately after the acquisition of any asset and is attributable to the acquisition.

If both a Fund and a separate account investing in the Fund are not adequately diversified at the required time, a Variable Contract based on the separate account during the specified time will not be treated as an annuity or life insurance contract within the meaning of the Code and all income on the Variable Contract will be subject to current federal taxation at ordinary income rates. The Variable Contract will also remain subject to a current taxation for all subsequent tax periods regardless of whether the Fund or separate account becomes adequately diversified in future periods. For these purposes, income on the Variable Contract means, with respect to any taxable year of the policyholder, the excess of the sum of (1) the increase in the net surrender value of the contract during the taxable year; and (2) the cost of life insurance or annuity protection provided under the contract during the taxable year, over the premiums paid under the contact during the taxable year.

The Treasury Department may issue future regulations or rulings or seek legislative changes addressing the circumstances in which a Variable Contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in any regulations, rulings, or legislative change.

In the event that there is a legislative change or rulings or regulations are issued, there can be no assurance that the Fund will be able to operate as currently described, or that the Trust will not have to change a Fund's investment objective or investment policies. While a Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding shares, the investment policies of the Funds may be modified as necessary to prevent any such prospective rulings, regulations, or legislative change from causing Variable Contract owners to be considered the owners of the shares of a Fund.

For a discussion of the tax consequences to owners of Variable Contracts, please see the prospectus provided by the insurance company for your Variable Contract. Because of the unique tax status of Variable Contracts, you also should consult your tax adviser regarding the tax consequence of owning Variable Contracts under the federal, state, and local tax rules that apply to you.

                                       10.
                                   UNDERWRITER

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, New Jersey 07302-3973, serves as the principal underwriter for the Funds. The Company has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of each Fund, and to make reasonable efforts to sell Fund shares, on a continuous basis, so long as, in Lord Abbett Distributor's judgment, a substantial distribution can be obtained by reasonable efforts.

                                       11.
                                   PERFORMANCE

Each Fund computes the average annual compounded rate of total return for Class VC shares during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by adding one to the computed average annual total return, raising the sum to a power equal to the number of years covered by the computation and multiplying the result by one thousand dollars, which represents a hypothetical initial investment. The calculation assumes deduction of no charge from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at net asset value. The ending redeemable value is determined by assuming a complete redemption at the end of the period(s) covered by the average annual total return computation.


Using the computation method described above, the following table indicates the average annual compounded rates of total return on an investment of one thousand dollars as of December 31, 2002, for each Fund for one, five, ten years, or the life of fund, where applicable.



                              1 YEAR         5 YEARS        10 YEARS      LIFE OF FUND
                              ------         -------        --------      ------------
Bond-Debenture Portfolio      7.92%          -              -             7.64% (12/3/01)

Growth and Income Portfolio   -18.03%        3.13%          10.28%

International Portfolio       -17.70%        -              -             -15.03% (9/15/99)

Mid-Cap Value Portfolio       -9.78%         -              -             12.32%% (9/15/99)


These figures represent past performance, and you should be aware that the investment return and principal value of investment in a Fund will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Therefore, there is no assurance that past performance will be repeated in the future.


Yield quotations for a fixed income fund is based on a 30-day period ended on a specified date, computed by dividing the net investment income per share earned during the period by the maximum offering price per share of such class on the last day of the period. This is determined by finding the following quotient: the dividends, and interest earned by a class during the period minus the aggregate expenses attributable to the class accrued during the period (net of reimbursements) and divided by the product of (i) the average daily number of class shares outstanding during the period that were entitled to receive dividends and (ii) the maximum offering price per share of such class on the last day of the period. To this quotient add one, and then increase the sum to the sixth power. Then subtract one from the product of this multiplication and multiply the remainder by two. For the 30-day period ended December 31, 2002, the yields for the Class VC shares of the Bond-Debenture Portfolio was 6.17%.


Each Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports or sales literature. Thirty-day yield and average annual total return values are computed pursuant to formulas specified by the SEC. Each Fund may also from time to time quote distribution rates in reports to shareholders and in sales literature. In addition, each Fund may from time to time advertise or describe in sales literature its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services, and/or investments for which reliable performance information is available.

                                       12.
                              FINANCIAL STATEMENTS


The financial statements incorporated herein by reference from Lord Abbett Series Fund, Inc.'s 2002 Annual Report to Shareholders have been audited by Deloitte & Touche LLP, independent auditors, as stated in its report, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                    APPENDIX

Moody's Investors Service, Inc.'s Corporate Bond Ratings

Aaa - Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Corporation's Corporate Bond Ratings

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB-B-CCC-CC-C - Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                          LORD ABBETT SERIES FUND, INC.

                                     PART C
                                OTHER INFORMATION

Item 23.       EXHIBITS

     (a) ARTICLES OF INCORPORATION. Articles of Restatement incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed April 29, 1998.
          (i)    ARTICLES SUPPLEMENTARY DATED AUGUST 23, 1999. FILED HEREIN
          (ii)   ARTICLES SUPPLEMENTARY DATED MARCH 14, 2003. FILED HEREIN.

     (b) BY-LAWS. Amended and Restated By-Laws incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed April 26, 2001.

     (c)  INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS. Not applicable.

     (d)  INVESTMENT ADVISORY CONTRACTS.
          (i)    MANAGEMENT AGREEMENT DATED DECEMBER 1, 1989. FILED HEREIN.
          (ii) ADDENDUM TO MANAGEMENT AGREEMENT DATED MARCH 17, 1999. FILED HEREIN.
          (iii) ADDENDUM TO MANAGEMENT AGREEMENT DATED MARCH 14, 2003. FILED HEREIN.

     (e) UNDERWRITING CONTRACTS. Form of Distribution Agreement incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed October 28, 1996.

     (f) BONUS OR PROFIT SHARING CONTRACTS. Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed April 26, 2001.

     (g) CUSTODIAN AGREEMENT. Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A filed on April 29, 2002.
          (i)    FORM OF AMENDMENT TO CUSTODIAN AGREEMENT. FILED HEREIN.

     (h)  OTHER MATERIAL CONTRACTS.
          (i) ADMINISTRATIVE SERVICES AGREEMENT. Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed on January 29, 2003.
          (ii) AMENDED EXHIBIT 1 TO ADMINISTRATIVE SERVICES AGREEMENT. FILED HEREIN.
          (iii)  SERVICES AGREEMENT. FILED HEREIN.
          (iv)   FORM OF PARTICIPATION AGREEMENT. FILED HEREIN.
          (v)    EXPENSE REIMBURSEMENT AGREEMENTS. FILED HEREIN.

     (i)  LEGAL OPINION. FILED HEREIN.

     (j)  CONSENT OF INDEPENDENT AUDITORS. FILED HEREIN.

     (k) OMITTED FINANCIAL STATEMENTS. Incorporated by reference to Registrant's 2002 Annual Report on Form N-30D filed on February 25, 2003 (Accession Number 0001047469-03-006684).

     (l)  INITIAL CAPITAL AGREEMENTS. Incorporated by reference.

     (m)  RULE 12b-1 PLAN. Not Applicable.

     (n)  AMENDED AND RESTATED RULE 18f-3 PLAN. FILED HEREIN.

     (o)  RESERVED

     (p) CODE OF ETHICS. Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed on January 29, 2003.

Item 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

               None.

Item 25.       INDEMNIFICATION

               The Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporations and Associations Article of the Annotated Code of the State of Maryland controlling the indemnification of directors and officers.

               The general effect of these statutes is to protect officers, directors and employees of the Registrant against legal liability and expenses incurred by reason of their positions with the Registrant. The statutes provide for indemnification for liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the officer, director or employee acted in good faith. Under certain conditions, payment of expenses in advance of final disposition may be permitted. The By-laws of the Registrant, without limiting the authority of the Registrant to indemnify any of its officers, employees or agents to the extent consistent with applicable law, make the indemnification of its directors mandatory subject only to the conditions and limitations imposed by the above- mentioned
               Section 2-418 of Maryland law and by the provisions of Section 17(h) of the Investment Company Act of 1940 as interpreted and required to be implemented by SEC Release No. IC-11330 of September 4, 1980.

               In referring in its By-laws to, and making indemnification of directors subject to the conditions and limitations of, both
               Section 2-418 of the Maryland law and Section 17(h) of the Investment Company Act of 1940, the Registrant intends that conditions and limitations on the extent of the indemnification of directors imposed by the provisions of either Section 2-418 or
               Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of said Section 17(h) if the condition or limitation imposed by Section 17(h) is the more stringent. In referring in its By-laws to SEC Release No. IC-11330 as the source for interpretation and implementation of said Section 17(h), the Registrant understands that it would be required under its By-laws to use reasonable and fair means in determining whether indemnification of a director should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable to the Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by
               (a) the vote of a majority of a quorum of directors who are neither "interested persons" (as defined in the 1940 Act) of the Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Also, the Registrant will make advances of attorneys' fees or other expenses incurred by a director in his defense only if (in addition to his undertaking to repay the advance if he is not ultimately entitled to indemnification) (1) the indemnitee provides a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non-interested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

               In addition, the Registrant maintains a directors' and officers' errors and omissions liability insurance policy protecting directors and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as directors or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 26.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

               Lord, Abbett & Co. LLC acts as investment adviser for the Lord Abbett registered investment companies and provides investment management services to various pension plans, institutions and individuals. Lord Abbett Distributor LLC, a limited liability company, serves as their distributor and principal underwriter. Other than acting as trustees, directors and/or officers of open-end investment companies managed by Lord, Abbett & Co. LLC, none of Lord, Abbett & Co. LLC's partners have, in the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, trustee, officer, employee, or partner of any entity.

Item 27.       PRINCIPAL UNDERWRITERS

          (a) Lord Abbett Distributor LLC serves as the principal underwriter for the Registrant. Lord Abbett Distributor LLC also serves as principal underwriter for the following Lord Abbett-sponsored funds:

                  Lord Abbett Affiliated Fund, Inc.
                  Lord Abbett Blend Trust
                  Lord Abbett Bond-Debenture Fund, Inc.
                  Lord Abbett Developing Growth Fund, Inc.
                  Lord Abbett Global Fund, Inc.
                  Lord Abbett Investment Trust
                  Lord Abbett Large-Cap Growth Fund
                  Lord Abbett Mid-Cap Value Fund, Inc.
                  Lord Abbett Research Fund, Inc.
                  Lord Abbett Securities Trust
                  Lord Abbett Tax-Free Income Fund, Inc.
                  Lord Abbett Tax-Free Income Trust
                  Lord Abbett U.S. Government Securities Money Market Fund, Inc.

          (b) Lord Abbett Distributor LLC is a wholly-owned subsidiary of Lord, Abbett & Co. LLC. The partners of Lord, Abbett & Co. LLC who are also officers of the Registrant are:

                  NAME AND PRINCIPAL          POSITIONS AND OFFICES
                  BUSINESS ADDRESS*           WITH REGISTRANT
                  ------------------          ---------------
                  Robert S. Dow               CEO, Chairman and President
                  Kevin P. Ferguson           Executive Vice President
                  Robert P. Fetch             Executive Vice President
                  W. Thomas Hudson, Jr.       Executive Vice President
                  Robert G. Morris            Executive Vice President
                  Eli M. Salzmann             Executive Vice President
                  Christopher J. Towle        Executive Vice President
                  Edward K. von der Linde     Executive Vice President
                  Tracie E. Ahern             Vice President and Treasurer
                  Joan A. Binstock            CFO and Vice President
                  Zane E. Brown               Vice President
                  Daniel E. Carper            Vice President
                  Daniel H. Frascarelli       Vice President
                  Michael S. Goldstein        Vice President

                  Howard E. Hansen            Vice President
                  Paul A. Hilstad             Vice President and Secretary
                  Ellen G. Itskovitz          Vice President
                  Lawrence H. Kaplan          Vice President and Assistant Secretary
                  Maren Lindstrom             Vice President
                  A. Edward Oberhaus, III     Vice President

               The other partners of Lord, Abbett & Co. LLC who are neither officers nor Directors of the Registrant are: Michael Brooks, Patrick Browne, John J. DiChiaro, Sholom Dinsky, Lesley-Jane Dixon, Daria L. Foster, Robert I. Gerber, Michael A. Grant, Charles Hofer, Cinda Hughes, Robert A. Lee, Gregory M. Macosko, Thomas Malone, Charles Massare, Jr., Stephen J. McGruder, Paul McNamara, Robert J. Noelke, R. Mark Pennington, Walter Prahl, Michael Rose, Douglas B. Sieg, Richard Sieling, Michael T. Smith, Richard Smola, Diane Tornejal and Marion Zapolin.

                  * Each of the above has a principal business address:
                  90 Hudson Street, Jersey City, New Jersey 07302-3973

          (c)  Not applicable

Item 28.       LOCATION OF ACCOUNTS AND RECORDS

               Registrant maintains the records, required by Rules 31a - 1(a) and (b), and 31a - 2(a) at its main office.

               Lord, Abbett & Co. LLC maintains the records required by Rules 31a - 1(f) and 31a - 2(e) at its main office.

               Certain records such as cancelled stock certificates and correspondence may be physically maintained at the main office of the Registrant's Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3.

Item 29.       MANAGEMENT SERVICES

               None

Item 30.       UNDERTAKINGS

               The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

               The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and had duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 11th day of April, 2003.

                              LORD ABBETT SERIES FUND, INC.


                              BY:  /s/ CHRISTINA T. SIMMONS
                                   ------------------------
                                   Christina T. Simmons
                                   Vice President and Assistant Secretary

                              BY:  /s/ JOAN A. BINSTOCK
                                   --------------------
                                   Joan A. Binstock
                                   Chief Financial Officer and Vice President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                     TITLE                       DATE
----------                     -----                       ----
                               Chairman, President
Robert S. Dow *                and Director                April 11, 2003
-------------------------
Robert S. Dow

E. Thayer Bigelow *            Director                    April 11, 2003
-------------------------
E. Thayer Bigelow

William H. T. Bush*            Director                    April 11, 2003
-------------------------
William H. T. Bush

Robert B. Calhoun, Jr.*        Director                    April 11, 2003
-------------------------
Robert B. Calhoun, Jr.

Franklin W. Hobbs*             Director                    April 11, 2003
-------------------------
Franklin W. Hobbs

C. Alan MacDonald*             Director                    April 11, 2003
-------------------------
C. Alan MacDonald

Thomas J. Neff*                Director                    April 11, 2003
-------------------------
Thomas J. Neff

By   /s/ CHRISTINA T. SIMMONS
     ------------------------
     Christina T. Simmons
     Attorney - in - Fact*

                                POWER OF ATTORNEY

     Each person whose signature appears below on this Amendment to the Registration Statement hereby constitutes and appoints Paul A. Hilstad, Lawrence
H. Kaplan and Christina T. Simmons, each of them, with full power to act without the other, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities (until revoked in writing) to sign any and all amendments to this Registration Statement of each Fund enumerated on Exhibit A hereto (including post-effective amendments and amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                            TITLE                     DATE
----------                            -----                     ----
                               Chairman, President
/s/ Robert S. Dow              and Director/Trustee        July 23, 2002
--------------------------
Robert S. Dow

/s/ E. Thayer Bigelow          Director/Trustee            July 23, 2002
--------------------------
E. Thayer Bigelow

/s/ William H. T. Bush         Director/Trustee            July 23 2002
--------------------------
William H. T. Bush

/s/ Robert B. Calhoun, Jr.     Director/Trustee            July 23, 2002
--------------------------
Robert B. Calhoun, Jr.

/s/ Stewart S. Dixon           Director/Trustee            July 23, 2002
--------------------------
Stewart S. Dixon

/s/ Franklin W. Hobbs          Director/Trustee            July 23, 2002
--------------------------
Franklin W. Hobbs

/s/ C. Alan MacDonald          Director/Trustee            July 23, 2002
--------------------------
C. Alan MacDonald

/s/ Thomas J. Neff             Director/Trustee            July 23, 2002
--------------------------
Thomas J. Neff

/s/ James F. Orr, III          Director/Trustee            July 23, 2002
--------------------------
James F. Orr, III

                                    EXHIBIT A

                        Lord Abbett Affiliated Fund, Inc.

                             Lord Abbett Blend Trust

                      Lord Abbett Bond-Debenture Fund, Inc.

                    Lord Abbett Developing Growth Fund, Inc.

                          Lord Abbett Global Fund, Inc.

                          Lord Abbett Investment Trust

                        Lord Abbett Large-Cap Growth Fund

                      Lord Abbett Mid-Cap Value Fund, Inc.

                         Lord Abbett Research Fund, Inc.

                          Lord Abbett Securities Trust

                          Lord Abbett Series Fund, Inc.

                     Lord Abbett Tax-Free Income Fund, Inc.

                        Lord Abbett Tax-Free Income Trust

         Lord Abbett U.S. Government Securities Money Market Fund, Inc.